N-2	Feb. 27, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001748680
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-230679
Investment Company Act File Number	811-23368
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	1WS Credit Income Fund
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	(212)
Local Phone Number	377-4810
Dividend or Interest Reinvestment Plan Only	true
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Class A-1	Class A-2	Class A-3	Class ADV
Maximum Sales Load (as a percent of offering price)(1)	3.00%	3.00%	3.00%	None
Maximum Deferred Sales Load (as a percentage of offering or repurchase proceeds, whichever is lower)	None	1.50%(2)	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)(3)
Management Fees(4)	2.15%	2.15%	2.15%	2.15%
Distribution / Shareholder Servicing Fees(5)	0.50%	0.75%	1.00%	0.25%
Interest Payments on Borrowed Funds(6)	0.95%	0.95%	0.95%	0.95%
Acquired Fund Fees and Expenses(7)(8)	0.01%	0.01%	0.01%	0.01%
Other Expenses(9)	1.29%	1.29%	1.29%	1.29%
Total Gross Annual Expenses(10)	4.90%	5.15%	5.40%	4.65%
Reimbursement/Waiver of Fees or Expenses (11)	(1.06)%	(1.06)%	(1.06)%	(1.06)%
Total Net Annual Expenses	3.84%	4.09%	4.34%	3.59%

(1)

In connection with initial and additional investments, investors in Class A-1, A-2 and A-3 Shares may be charged a sales load of up to 3.00% in connection with their purchases of shares. Class ADV Shares are not subject to a sales load. Please see “Plan of Distribution” for more information.

(2)	A CDSC of 1.50% will be assessed on Class A-2 Shares purchased without a sales load if they are repurchased before the first day of the month of the one-year anniversary of the purchase.
(3)

Amounts shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.

(4)

Our Management Fee under the Advisory Agreement will be calculated at an annual rate of 1.50% of the daily gross assets of the Fund. “Gross Assets” means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining “gross assets” in the calculation of management fees. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of net assets, rather than gross assets. Because the Management Fee is based on the Fund’s daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to the Adviser. For the one-year period beginning on March 1, 2023, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The table above and example below reflect the Management Fee as an annual rate of 1.50% of the daily gross assets of the Fund.

(5)

Class A-1, A-2 and A-3 Shares of the Fund are subject to ongoing Distribution Fees and Shareholder Servicing Fees that may be used to compensate Intermediaries for selling shares of the Fund, and providing, or arranging for the provision of, Shareholder Services as well as for ongoing distribution and/or marketing services to the Fund. Class ADV Shares are not subject to ongoing Distribution Fees, but are subject to ongoing Shareholder Servicing Fees.

(6)

The Fund may borrow funds to make investments. To the extent that the Fund determines it is appropriate to borrow funds for investments, the costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s experience in implementing the investment strategy for the current fiscal year. However, the actual amount may vary depending on a variety of factors, including market conditions.

(7)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies or private funds. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Indirect costs/expenses of any Fund investments in REITs are not included in Acquired Fund Fees and Expenses.

(8)	Based on estimated amounts for the current fiscal year.
(9)

“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, printing costs and fees payable to the Independent Trustees.

(10)

“Total Gross Annual Expenses” include all of the fees and expenses of any subsidiary or special purpose vehicle consolidated with the Fund in accordance with Generally Accepted Accounting Principles (“GAAP”) in the Unites States.

(11)

The Adviser has agreed, pursuant to the ELA, to waive the fees payable to it under the Advisory Agreement or to pay or absorb ordinary operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”) solely to the extent necessary to limit the Other Expenses of the Fund, as allocated to each class, and as shown in the Table less the Exclusions to 0.50% of the gross assets as allocated to each class of Shares of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the ELA, the Adviser is not permitted to recoup such expenses beyond three years from the date on which the Adviser reduced a fee or reimbursed an expense. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus. For the one-year period beginning on March 1, 2023, the Adviser has also voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets, as indicated in Note 4.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Share Class	1 Year	3 Years	5 Years	10 Years
Class A-1 Shares (assuming a sales load of 3.00%)	$67	$163	$258	$498
Class A-1 Shares (without a sales load)	$39	$137	$235	$483
Class A-2 Shares (assuming a sales load of 3.00%)	$70	$170	$269	$517
Class A-2 Shares (without a sales load)	$41	$144	$246	$502
Class A-3 Shares (assuming a sales load of 3.00%)	$72	$176	$280	$535
Class A-3 Shares (without a sales load)	$44	$151	$257	$521
Class ADV Shares	$36	$130	$224	$463

Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, printing costs and fees payable to the Independent Trustees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

Our investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that our investment objective will be achieved.

Our investment objective and, unless otherwise specified, our investment policies and limitations are not considered to be fundamental by the Fund and can be changed by the Board of Trustees (the “Board,” and each of the trustees on the Board, a “Trustee”) without a vote of the Shareholders. However, our investment objective may only be changed by our Board if we provide our Shareholders with at least 60 days prior notice. Certain investment restrictions specifically identified as such below and in the SAI are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

Investment Strategies and Policies

Under normal investment conditions, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in debt obligations.

The securities/instruments acquired by the Fund may include all types of debt and other obligations (“Credit Investments”), and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity, and may consist of the following: (i) residential and commercial mortgage-backed securities (“MBS”), as well as real estate loans or pools of such loans; (ii) asset-backed securities (“ABS”), or other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations; (iii) debt and equity tranches of collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”); (iv) public and private senior and mezzanine, senior secured or unsecured bonds/loans; and (v) other income producing securities, including investment grade debt, debentures and notes, and deferred interest, pay-in-kind or zero coupon bonds/notes. The Fund may invest without limit in CLOs or CDOs, including the equity tranches of such vehicles. See “Investment-Related Risks—Asset-Backed Securities And Mortgage-Backed Securities/Securitizations/Structured Finance Securities/CDOs And CLOs” for the heightened risks associated with equity tranche investments.

The Fund may also invest indirectly in any of the foregoing instruments through: (i) investing in other funds, including exchange traded funds (“ETFs”) and up to 15% of its net assets in funds that are excluded from the definition of “investment company” under the 1940 Act solely by reason of Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, that are primarily invested in Credit Investments (except that investments in MBS, ABS, CLOs or CDOs and other Credit Investments that are not hedge funds or private equity funds are not subject to such 15% limitation); or (ii) entering into derivatives, including long and short positions in credit default swaps, total return swaps, forward contracts, futures and other similar transactions. The Fund may also use derivatives for cash management purposes, to modify interest rate exposure or to hedge positions. The Fund may invest in derivatives without limit, subject to adherence to applicable asset coverage and/or other applicable requirements of the 1940 Act. (The Fund counts the foregoing indirect investments in debt obligations towards the Fund’s requirement to invest at least 80% of its assets in debt obligations.)

The Fund anticipates that many Credit Investments will be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit Investments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes.

In seeking to achieve the Fund’s objective, the Fund may also invest a portion of its net assets in (i) U.S. and foreign government obligations, and highly-rated debt instruments (e.g., commercial paper or other money market instruments); and (ii) long and short positions in public or private equity securities, including common, preferred or convertible stock and rights or warrants. These securities can include shares of (or interests in) ETFs, other investment companies or real estate investment trusts.

The Fund may add leverage to its portfolio through direct borrowing and/or through entering into reverse repurchase agreements or derivative transactions that create leverage.

At any given time, a substantial portion of our portfolio may be illiquid, subjecting the Fund to increased credit risk. If a borrower or obligor or other counterparty on an instrument underlying a Credit Investment is unable to make its payments, we may be greatly limited in our ability to recover any outstanding principal and interest (or other applicable amounts) under such Credit Investment. Our Shares therefore should be purchased only by investors who could afford a possible substantial loss of their investment. There is no geographic or currency limitation on the securities or instruments acquired by the Fund. The Fund may purchase debt or equity securities of non-U.S. governments and corporate entities domiciled outside of the United States, including emerging markets issuers.

The Fund has received an exemptive order from the SEC in order to be able to make certain investments alongside certain of its affiliates. The Order allows the Fund to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates. The Fund may only co-invest with certain entities affiliated with its Adviser in negotiated transactions originated by its Adviser or its affiliates in accordance with such Order and existing regulatory guidance. See “Risk Factors - We are subject to affiliated party and co-investment restrictions.”

Investment Philosophy and Process

In selecting the Fund’s Credit Investments (many of which are expected to include structured credit and securitized debt instruments), the Adviser employs a disciplined bottom-up research-based approach combined with top-down risk/return portfolio guidelines, in seeking to identify investment opportunities with attractive risk-adjusted returns. The approach generally includes: (i) developing and maintaining sophisticated econometric models based on data collected from internal and third-party sources; (ii) in-depth analysis of investment structure, including the impact of collateral performance, timing of cash flows, triggers and rating agency analyses; (iii) legal, tax and regulatory frameworks; (iv) valuation analysis of securitization assets, including an assessment of borrowers’ ability to repay; and (v) factors believed to influence market pricing, including historical sector performance and pricing, market sentiment, dealer inventory and positioning.

The Adviser may determine to sell an investment under several circumstances, such as when the Adviser believes the investment’s target value is realized, the instrument’s fundamentals deteriorate, more attractive investment alternatives are identified, or when it wishes to raise cash.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our Shares involves a number of significant risks. In addition to the other information contained elsewhere in this prospectus, you should consider carefully the following information before making an investment in our Shares. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the NAV of our Shares could decline, and you may lose all or part of your investment. This section describes the principal risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s.

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a substantial loss of the amount invested. The Fund may not achieve its investment objective. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon or cannot bear a substantial loss of investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics, such as COVID-19; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; and natural disasters and ecological damage.

INVESTMENT-RELATED RISKS—GENERAL:

We are subject to credit risks and risks associated with below investment grade securities.

While the Fund’s investments are expected to consist of predominantly structured credit and securitized debt instruments, some of our investments are subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, a Credit Investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a Credit Investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our Credit Investments which may be rated below investment grade, as well as Credit Investments that may be of credit quality comparable to securities rated below investment grade by a rating agency. Such below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such securities or Credit Investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these securities and Credit Investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities or Credit Investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.

We are subject to interest rate risk—Credit Investments may decline in value because of changes in market interest rates.

Interest rate risk is the risk that fixed rate instruments will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such instruments generally will fall. Longer-term fixed rate instruments are generally more sensitive to interest rate changes. Moreover, an increase in interest rates (as we have experienced in recent periods) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of Credit Investments in which we may invest. Because the values of lower-rated and comparable unrated fixed rate instruments are more affected both by credit risk and interest rate risk, the price movements of such lower grade instruments in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality instruments in response to changes in market interest rates.

Our use of leverage, as described in this prospectus, will tend to increase our interest rate risk. For example, a change in market interest rates could adversely impact our ability to utilize leverage due to an increase in the cost of borrowings, which could reduce our net investment income.

Any structured or other investment vehicles in which we may invest may be similarly subject to the foregoing interest rate risks. In addition, rising interest rates could affect the ability of the operating companies in which we may directly or indirectly invest to service their debt obligations and, therefore, could adversely impact our investments in such companies.

Because we may borrow money to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates (as we have experienced in recent periods), our cost of funds would increase, except to the extent we have issued fixed rate debt, which could reduce our net investment income.

We may employ hedging techniques seeking to minimize interest rate risk, but there can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to hedge against an interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuation.

We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”).

The Fund’s investments, payment obligations and financing terms may rely in some fashion on LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021. The FCA and the ICE Benchmark Administration have since announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings are continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Uncertainty related to the liquidity impact of changes in reference rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. Certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. The Adviser monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s), such as the SOFR, which the U.S. Federal Reserve is promoting as the alternative reference rate to LIBOR.

Credit Investments may have limited or no liquidity.

Many of our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, potentially preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations. Many Credit Investments are not traded on a reliable secondary market, nor may one ever develop, and, as such, Credit Investments should be considered illiquid. We may not be able to sell any of our Credit Investments even under circumstances when the Adviser believes it would be in our best interests to sell such investments. In such circumstances, the overall returns to us from our Credit Investments may be adversely affected. Moreover, certain Credit Investments are subject to certain additional significant restrictions on transferability.

We may be exposed to risks associated with inadequate collateral of Credit Investments.

To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment. For example, with respect to real estate-related loans, the real property security for the loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Credit Investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower or obligor under a secured Credit Investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Credit Investment and to permit the borrower to repay the Credit Investment over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple obligations of a borrower or obligor. To the extent that collateral secures more than one obligation, the liquidation proceeds of such collateral may not be sufficient to fully cover all such obligations.

We may be exposed to risks associated with covenant-lite loans.

Some of the loans in which we may invest directly or indirectly may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest directly or indirectly in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest.

Our ability to generate income through our Credit Investments is dependent upon the borrowers or obligors making required payments under such Credit Investments. If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest under such loan.

Certain Credit Investments in which we invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment.

The terms of certain Credit Investments may not restrict the borrowers or obligors from incurring additional debt. If a borrower or obligor under a Credit Investment incurs additional debt, the additional debt may adversely affect the borrower’s or obligor’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower or obligor. This circumstance would ultimately impair the ability of the borrower or obligor to make payments on its Credit Investment and our ability to receive the principal and interest payments that we expect to receive on such Credit Investment. To the extent borrowers or obligors incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower or obligor may impair the borrower’s or obligor’s ability to make payments. We will not be informed of any additional debt incurred by a borrower or obligor under a Credit Investment, or whether such debt is secured.

Where a borrower or obligor is an individual, if the borrower or obligor dies while the Credit Investment is outstanding, the borrower’s or obligor’s estate may not have sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other obligations. Numerous other events could impact an individual’s ability or willingness to repay a Credit Investment, including divorce or sudden significant expenses.

If a borrower or obligor files for bankruptcy, further collection action will not be permitted absent court approval and it is possible that a borrower’s or obligor’s liability under a Credit Investment will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors receive only a fraction of any amount outstanding on the loan, if anything.

If a borrower or obligor is located in a non-U.S. jurisdiction it may be more difficult and costly for the Fund to enforce the terms of its Credit Investment than if the borrower or obligor were located in the U.S. Adverse economic conditions in foreign jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on Credit Investments may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on foreign Credit Investments could be higher than those experienced with Credit Investments located in the U.S.

We may be exposed to geographic concentration risk.

We are not subject to any geographic restrictions when investing in Credit Investments and therefore could be concentrated in a particular region. A geographic concentration of the Credit Investments may expose us to an increased risk of loss due to risks associated with certain regions. Certain regions from time to time will experience weaker economic conditions and, consequently, will likely experience higher rates of delinquency and loss. In addition, natural disasters in specific geographic regions may result in higher rates of delinquency and loss in those areas. In the event that a significant portion of the pool of Credit Investments have underlying borrowers or obligors resident or operating in certain regions, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these regions in particular could adversely impact the delinquency and default rates of the Credit Investments and could impact Fund performance.

Prepayments may reduce the amount of interest we accrue on a given Credit Investment.

Borrowers or obligors under a Credit Investment may decide to prepay all or a portion of the remaining principal amount due at any time, and, in some cases, without penalty (certain Credit Investments may provide for prepayment penalties). In the event of a prepayment of the entire remaining unpaid principal amount due under a Credit Investment, further interest will not accrue after the principal has been paid in full. If the borrower or obligor prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and we will not receive all of the interest payments that the Fund may have originally expected to receive on the loan.

Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate.

Reinvestment risk is the risk that income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate. A decline in income could affect the value of our Shares, our overall return and our distributions to Shareholders.

Credit Investment default rates may be significantly affected by economic downturns or general economic conditions.

Default rates of Credit Investments may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Credit Investments to increase.

We are subject to risks associated with the manner in which our investments are valued.

Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for many of the investments that we make. Many Credit Investments can be difficult to value by virtue of the fact that they are generally not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less observable market data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. We will value these securities at fair value as determined in good faith pursuant to our valuation procedures.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities and/or assets in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such inputs used in the determination of the fair value of our investments may be unaudited or may be subject to little verification or other due diligence. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

Significant increases or decreases in unobservable inputs, such as loss adjusted discount rates, projected loss rates or market yield, would result in a decrease or increase, respectively, in the fair value measurement. Because such valuations are inherently uncertain, the valuations may fluctuate significantly over short periods due to changes in current market conditions. Our determinations of fair value of our Credit Investments may differ materially from the values that would have been used if an active market and market quotations existed for these loans. Our returns could be adversely affected if the determinations regarding the fair value of our Credit Investments were materially different than the values that we may realize upon the disposal of such instruments.

In addition to the above general risks associated with Credit Investments, the Fund is subject to various risks specific to particular categories of such instruments, as follows:

INVESTMENT-RELATED RISKS—ASSET-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES/SECURITIZATIONS/STRUCTURED FINANCE SECURITIES/CDOs AND CLOs:

Asset-backed securities and mortgage-backed securities in which we may invest often involve risks that are different from risks associated with other types of debt instruments.

Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities (sometimes referred to as “equity”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

Mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investment may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss. In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to refinance or sell their properties in order to realize their equity therein, lower their financing costs, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Residential Mortgage-Backed Securities (“RMBS”). RMBS are mortgage-backed securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.

At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are fixed income instruments that are secured by mortgage loans on commercial real property. CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS or Subordinated CMBS.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

Securitization of our assets subjects us to various risks.

We may securitize assets to generate cash for funding new investments. We use the term “securitize” to describe a form of leverage under which a fund such as us (sometimes referred to as an “originator” or “sponsor”) transfers income producing assets to an SPV, which is established solely for the purpose of holding such assets and entering into a structured finance transaction. The SPV then issues notes secured by such assets. The SPV may issue the notes in the capital markets either publicly or privately to a variety of investors, including banks, non-bank financial institutions and other investors. There may be a single class of notes or multiple classes of notes, the most senior of which carries less credit risk and the most junior of which may carry substantially the same credit risk as the equity of the SPV.

An important aspect of most debt securitization transactions is that the sale or contribution of assets into the SPV be considered a true sale or contribution for accounting purposes and that a reviewing court would not consolidate the SPV with the operations of the originator in the event of the originator’s bankruptcy based on equitable principles. Viewed as a whole, a debt securitization seeks to lower risk to the note purchasers by isolating the assets collateralizing the securitization in an SPV that is not subject to the credit and bankruptcy risks of the originator. As a result of this perceived reduction of risk, debt securitization transactions frequently achieve lower overall leverage costs for originators as compared to traditional secured lending transactions.

In accordance with the above description, to securitize loans, we may create a wholly-owned subsidiary and contribute a pool of our assets to such subsidiary. The SPV may be funded with, among other things, whole loans or interests from other pools and such loans may or may not be rated. The SPV would then sell its notes to purchasers who we would expect to be willing to accept a lower interest rate and the absence of any recourse against us to invest in a pool of income producing assets to which none of our creditors would have access. We would retain all or a portion of the equity in the SPV. An inability to successfully securitize portions of our portfolio or otherwise leverage our portfolio through secured and unsecured borrowings could limit our ability to grow our business and fully execute our business strategy, and could decrease our earnings. However, the successful securitization of portions of our portfolio exposes us to a risk of loss for the equity we retain in the SPV and might expose us to greater risk on our remaining portfolio because the assets we retain may tend to be those that are riskier and more likely to generate losses. A successful securitization may also impose financial and operating covenants that restrict our business activities and may include limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code. The 1940 Act may also impose restrictions on the structure of any securitizations.

Interests we hold in the SPV, if any, will be subordinated to the other interests issued by the SPV. As such, we will only receive cash distributions on such interests if the SPV has made all interest and other required payments on all other interests it has issued. In addition, our subordinated interests will likely be unsecured and rank behind all of the secured creditors, known or unknown, of the SPV, including the holders of the senior interests it has issued. Consequently, to the extent that the value of the SPV’s portfolio of assets has been reduced as a result of conditions in the credit markets, or as a result of defaults, the value of the subordinated interests we retain would be reduced. Securitization imposes on us the same risks as borrowing except that our risk in a securitization is limited to the amount of subordinated interests we retain, whereas in a borrowing or debt issuance by us directly we would be at risk for the entire amount of the borrowing or debt issuance.

If the SPV is not consolidated with us, our only interest will be the value of our retained subordinated interest and the income allocated to us, which may be more or less than the cash we receive from the SPV, and none of the SPV’s liabilities will be reflected as our liabilities. If the assets of the SPV are not consolidated with our assets and liabilities, then the leverage incurred by such SPV may or may not be treated as borrowings by us for purposes of the requirement that we not issue senior securities in an amount in excess of our net assets.

We may also engage in transactions utilizing SPVs and securitization techniques where the assets sold or contributed to the SPV remain on our balance sheet for accounting purposes. If, for example, we sell the assets to the SPV with recourse or provide a guarantee or other credit support to the SPV, its assets will remain on our balance sheet. Consolidation would also generally result if we, in consultation with the SEC, determine that consolidation would result in a more accurate reflection of our assets, liabilities and results of operations. In these structures, the risks will be essentially the same as in other securitization transactions but the assets will remain our assets for purposes of the limitations described above and the leverage incurred by the SPV will be treated as borrowings incurred by us for purposes of our limitation on the issuance of senior securities.

The Adviser may have a conflict of interest with respect to potential securitizations in as much as securitizations that are not consolidated may reduce our assets for purposes of determining the Management Fee although in some circumstances the Adviser may be paid certain fees for managing the assets of the SPV so as to reduce or eliminate any potential bias against securitizations.

Cayman Islands SPV subsidiary risk.

We invest in a wholly-owned SPV subsidiary formed under the laws of the Cayman Islands. Such SPV is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SPV, respectively, are organized, could result in the inability of the Fund and/or the SPV to operate as described in this prospectus and could negatively affect the Fund and its Shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on certain entities. If Cayman Islands law changes such that the subsidiary would be required to pay Cayman Islands governmental authority taxes, Shareholders would likely suffer decreased investment returns. Because the SPV would generally be considered a controlled foreign corporation for U.S. federal income tax purposes, we would be treated as having received certain income of this subsidiary, even if such income is not distributed to us. The Fund complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the SPV. The SPV also complies with the provisions of the 1940 Act relating to affiliated transactions and custody (Section 17). See also “Material U.S. Federal Income Tax Considerations.”

To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB.

We may securitize our assets to create incremental levered returns for our Shareholders. On December 15, 2004, the SEC approved the final regulations covering the registration, disclosure, communications, and reporting requirements for asset-backed securities, or Regulation AB, which became effective January 1, 2006. On August 27, 2014, the SEC adopted revisions to Regulation AB. Regulation AB contains disclosure requirements applicable to registered securitizations, including requirements to provide historical financial data with respect to either prior securitized pools of the same asset class or prior originations and information with respect to the background, experience and roles of the various transaction parties, including those involved in the origination, sale or servicing of the loans in the securitized pool. Moreover, annual assessments of compliance with servicing criteria by servicers and attestation reports from an independent registered public accounting firm must be obtained with respect to securitized pools of loans.

In addition, compliance with Regulation AB may increase our cost of doing business as we are required to develop systems and procedures to ensure that we do not violate any aspect of these new requirements.

Structured Finance Securities.

A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

CDO and CLO risks.

Our Credit Investments may include CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such senior secured debt obligations and/or loans; (iv) the complex structure of the CDOs and/or CLOs and their interests may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (vi) investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies; (vii) the potential for interruption and deferral of cash flow to our investments in the equity and junior debt tranches of CDOs and/or CLOs; (viii) interests in CDOs and/or CLOs may be illiquid; (ix) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (x) we may invest with collateral managers that have no or limited performance or operating history; (xi) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect us; (xii) the loans underlying the CDOs and/or CLOS may be sold and replaced resulting in a loss to us; (xiii) we may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiv) investments in equity and junior debt tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss. The foregoing risks are further described below.

Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies.

Generally, there may be less information available to us regarding the underlying debt investments held by CDOs and/or CLOs than if we had invested directly in the debt of the underlying companies. As a result, our Shareholders will not know the details of the underlying securities of the CDOs and/or CLOs in which we will invest. Our investments in the equity and junior debt tranches of CDOs and/or CLOs will also be subject to the risk of leverage associated with the debt issued by such CDO and/or CLO and the repayment priority of senior debt holders in such CDOs and/or CLOs. Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations.

CDOs and CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations and loans. Accordingly, payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations and loans, net of all management fees and other expenses. Payments to us as a holder of CDO and/or CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of senior secured debt obligations and/or loans may adversely impact returns.

CDO and CLO investments are exposed to leveraged credit risk.

We may be in a subordinated position with respect to realized losses on the senior secured debt obligations underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs. The leveraged nature of equity and junior debt tranches of CDOs and/or CLOs, in particular, magnifies the adverse impact of defaults. CDO and/or CLO investments represent a leveraged investment with respect to the underlying senior secured debt obligation and/or loan. Therefore, changes in the market value of the CDO and/or CLO investments could be greater than the change in the market value of the underlying senior secured debt obligations and/or loans, which are subject to credit, liquidity and interest rate risk.

There is the potential for interruption and deferral of cash flow.

If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CDO and/or CLO (e.g., due to defaults), then cash flow that otherwise would have been available to pay the distribution on the CDO and/or CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured debt obligations, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CDO and/or CLO investments, which would adversely impact our returns.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign CDOs and/or CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CDOs and/or CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CDOs and/or CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.

Although our investments are generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Investments in CDOs and/or CLOs may be illiquid.

We may invest in CDOs and/or CLOs that are considered illiquid. CDOs and CLOs that are illiquid cannot be sold within seven days in the ordinary course of business at approximately the value used by us in determining our net asset value. We may not be able to readily dispose of such CDOs and/or CLOs at prices that approximate those at which we could sell such CDOs and/or CLOs if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of CDOs and/or CLOs, thereby adversely affecting our net asset value and ability to make dividend distributions. CDOs and/or CLOs may not be readily marketable and may be subject to restrictions on resale. CDOs and/or CLOs are generally not listed on any U.S. national securities exchange and no active trading market may exist for the CDOs and/or CLOs in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of CDOs and/or CLOs has generally been distributed across a wide range of holders, some of whom we believe may continue to face near- to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our CDOs and/or CLOs if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in CDOs and/or CLOs that are not readily marketable or are subject to restrictions on resale.

We may invest in assets with no or limited performance or operating history.

We may invest in CDOs and/or CLOs with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns. Consequently, our profitability, net asset value and share price could be adversely affected.

The payment of underlying collateral manager fees and other charges could adversely impact our returns.

We may invest in CDOs and/or CLOs that are subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.

The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us.

There can be no assurance that, in relation to any CDO or CLO investment, in the event that any of the senior secured loans underlying such investment are prepaid, the CDO or CLO collateral manager will be able to reinvest such proceeds in new senior secured loans with equivalent investment returns. If the CDO or CLO collateral manager cannot reinvest in new senior secured loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.

CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk.

CDO and CLO investments and/or the underlying senior secured debt obligations or loans may prepay more quickly than expected, which could have an adverse impact on our net asset value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CDO or CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.

Furthermore, CDO and CLO investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).

The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.

Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.

We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest.

We will not be able to directly enforce any rights and remedies in the event of a default of a senior secured debt obligation or loan held by a CDO or CLO vehicle. In addition, the terms and conditions of the senior secured debt obligations or loans underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from senior secured loans could be modified, amended or waived in a manner contrary to our preferences.

We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest.

The terms and conditions of a CDO and/or CLO investments may be amended, modified or waived only by the agreement of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche. Consequently, the terms and conditions of the payment obligations arising from the CDOs and/or CLOs in which we invest could be modified, amended or waived in a manner contrary to our preferences.

Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us.

The senior secured debt obligations and/or loans underlying our CDO and/or CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CDO and/or CLO indenture and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.

Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

CDOs and/or CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CDOs and/or CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC.

If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CDO and/or CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

INVESTMENT RELATED RISKS –ACCOUNTS RECEIVABLES:

The Fund may invest in Credit Investments secured by receivables, such as credit card receivables and automobile receivables. The Fund may invest directly in these investments. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase. In addition, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. In recent years, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. As a result of these events, the value of securities backed by receivables from the sale or lease of automobiles may be adversely affected.

INVESTMENT RELATED RISKS – SECOND LIEN OR OTHER SUBORDINATED (MEZZANINE) OR UNSECURED LOANS OR DEBT:

The Fund may invest in Credit Investments secured by mezzanine or unsecured loans/debt. The Fund may also invest directly in these instruments. Second lien or other subordinated (mezzanine) or unsecured loans or debt generally are subject to similar risks as those associated with investments in senior loans. In addition, because second lien or other subordinated (mezzanine) or unsecured loans or debt are subordinated in payment and/or lower in lien priority to senior loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, may have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

INVESTMENT-RELATED RISKS—DERIVATIVES

We may be exposed to additional risks associated with derivative investments.

We may engage in derivative transactions in which we may purchase and sell a variety of derivative instruments, including taking long and short positions in exchange-listed and over-the-counter futures, forwards, swaps and similar instruments, credit transactions and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments.

Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The use of derivatives for other than hedging purposes may be considered a speculative trading practice, and involves greater risks than are involved in hedging. The Fund’s derivatives strategy may not be successful and could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). More detail on particular derivatives that may be utilized is discussed below.

Swaps are derivatives, whereby in a typical swap transaction, two parties agree to exchange an amount equal to the return, based upon an agreed-upon notional value, earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

The SEC recently adopted rules limiting funds’ leverage risk based on VaR and generally limiting the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, these rules may restrict he Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

INVESTMENT-RELATED RISKS—OTHER INSTRUMENTS/SECURITIES:

Risks of Investing in Real Estate.

The Fund may make debt and other investments related to real estate. A number of factors may prevent the Fund from generating sufficient net cash flow from real estate investments or may adversely affect the value of the real estate investments, or both, resulting in less cash available for distribution, or a loss, to the Fund. Key factors include:

●	national economic conditions;

●	regional and local economic conditions (which may be adversely impacted by plant closings, business layoffs, industry slow-downs, weather conditions, natural disasters, and other factors);

●	local real estate conditions (such as over-supply of or insufficient demand for office space);

●	changing demographics;

●	perceptions by prospective tenants of the convenience, services, safety, and attractiveness of a property;

●	the ability of property managers to provide capable management and adequate maintenance;

●	the quality of a property’s construction and design;

●	increases in costs of maintenance, insurance, and operations (including energy costs and real estate taxes);

●	changes in applicable laws or regulations (including tax laws, zoning laws, or building codes);

●	potential environmental and other legal liabilities;

●	the level of financing used and increases in interest rate levels on such financings, both of which may increase the risk of loss to the Fund;

●	the availability and cost of refinancing;

●	the ability to find suitable tenants for a property and to replace any departing tenants with new tenants;

●	potential instability, default or bankruptcy of tenants in the properties owned by the Fund; and

●	the relative illiquidity of real estate investments in general, which may make it difficult to sell a property at an attractive price within a reasonable time frame.

General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans.

The Fund may invest in commercial or residential real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt, b-notes, preferred equity and first mortgage loans, such as higher loan-to-value senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing real estate Credit Investments. Non-performing real estate Credit Investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate Credit Investments carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.

Other Risks Associated with Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage Credit Investments. The value of the Fund’s commercial mortgage Credit Investments will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage Credit Investments and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multi-family, retail, office, and hospitality); (ii) the terms and structure of the mortgage Credit Investments; and (iii) any specific limits to legal and financial recourse upon a default under the terms of such Credit Investments.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Residential Mortgage Loans. The default rate for residential mortgage loans may continue to increase due in large part to borrowers’ inability or unwillingness to carry the mortgage loan on a current basis, increased mortgage loan carrying costs resulting from resets of adjustable rate mortgages and increases in taxes and insurance, the inability of borrowers to refinance mortgage loans and general factors that reduce the ability of the borrower to pay its mortgage loan obligations, including loss of employment, increased cost of living and unexpected significant bills such as healthcare-related expenses. Lenders may exercise their foreclosure rights which will further decrease the value of the residential real estate as foreclosure sales are often at lower prices than sales in the ordinary course. Such conditions could further decrease the value of the residential real estate. The Fund could face increased default rates on sub-performing and non-performing mortgage loans to which it has direct or indirect economic exposure, including loans that were modified with the expectation that they would be re-performing loans.

Real Estate Investment Trusts Risk.

Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reverse Repurchase Agreements Risk.

Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. Reverse repurchase agreements are subject to the leverage restrictions discussed above with respect to the use of derivatives.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign issuers/obligations which expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Although our investments are expected to be generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Emerging Market Securities Risk.

Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks associated with investment in foreign securities. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

We may invest in equity securities, which may be more volatile than other investments.

The value of a particular equity security in which we may invest may decrease. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. Equity securities tend to be more volatile than bonds and money market instruments. In the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks may increase fluctuations in the Fund’s NAV.

Risks of Shorting Equity Securities.

In seeking to achieve the Fund’s objective, the Fund may, from time to time (and not as a part of its principal strategy), effect short sales of equity securities. To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in equity securities sold short are more risky than long positions (purchases) in equity securities because there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the equity security sold short and the equity securities being hedged. Any short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may result in increased transaction costs to the Fund. Any short selling could subject the Fund to increased leverage risk. See “Use of Leverage.”

We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans.

There is less readily available and reliable information about most senior loans than is the case for many other types of instruments, including listed securities. Senior loans are not listed on any national securities exchange or automated quotation system and as such, many senior loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund’s NAV and difficulty in valuing the Fund’s portfolio of senior loans.

Senior loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a senior loan will result in a reduction of income to the Fund, a reduction in the value of the senior loan and a potential decrease in the Fund’s NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Adviser relies primarily on its own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

Investing in private companies/issuers involves a high degree of risk.

Our investment portfolio may consist of, among other things, loans to, and investments in, private companies or issuers. Investments in private ventures, vehicles or businesses involve a high degree of business and financial risk, which can result in substantial losses and, accordingly, should be considered speculative. There is generally very little publicly available information about these issuers, and we rely significantly on the due diligence of the members of the investment team to obtain information in connection with our investment decisions. It is thus difficult, and often impossible, to protect the Fund from the risk of fraud, misrepresentation or poor judgment by these issuers.

ETF Risk.

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Other Investment Companies Risk.

The Fund may also, subject to applicable regulatory limits, invest in securities of other open- or closed-end investment companies (including ETFs and Business Development Companies (“BDCs”)) that invest primarily in the types of securities in which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments.

The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk.

The Fund may also invest in preferred stock. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Convertible Securities Risk.

The Fund may also invest in convertible securities. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Warrants and Rights Risk.

The Fund may also invest in warrants and rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include convertible securities risk, counterparty risk, credit risk and market risk.

Our investments in restricted instruments may expose us to additional risks.

Investments in restricted instruments, including Credit Investments and securities that have not been registered under the Securities Act and are subject to restrictions on resale, could have the effect of increasing the amount of our assets invested in illiquid investments if eligible investors are unwilling to purchase these instruments. Restricted instruments may be difficult to dispose of at the price at which we value the instruments and at the times when we believe it is desirable to do so. The market price of illiquid and restricted instruments generally is more volatile than that of more liquid instruments, which may adversely affect the price that we recover upon the sale of such instruments. Illiquid and restricted instruments are also more difficult to value, especially in challenging markets. Investment of our assets in illiquid and restricted instruments may restrict our ability to take advantage of market opportunities. The risks associated with illiquid and restricted instruments may be particularly acute in situations in which our operations require cash (such as in connection with share repurchases) and could result in us borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted instruments. In order to dispose of an unregistered instrument, we, where we have contractual rights to do so, may have to cause such instrument to be registered. A considerable period may elapse between the time the decision is made to sell the instrument and the time the instrument is registered, therefore enabling us to sell it. Contractual restrictions on the resale of instruments vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the instruments. In either case, we would bear market risks during that period.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.

The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth. There can be no guarantee that this arrangement will remain in place.

U.S. Treasury Obligations.

The Fund may also invest in U.S. Treasury obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of the Fund’s Treasury obligations to decline.

Foreign Government Obligations.

The Fund may also invest in foreign government obligations issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A foreign government’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign government’s policy toward international lenders, and the political constraints to which such government may be subject. In addition, there may be no legal recourse against a foreign government in the event of a default.

The risks typically associated with foreign government obligations include credit risk, the risks associated with investments in foreign securities and market risk.

Money Market Funds Risk.

The Fund may also invest cash in, or hold as collateral for certain investments, shares of registered money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. Investments in zero-coupon and payment-in-kind securities are subject to certain risks, including that market prices of zero-coupon and payment-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon and payment-in-kind securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its Shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes. Since these instruments require judgment about the collectability of the deferred payments versus the value of any associated collateral, this may introduce additional unreliability in their valuations. The higher yields and interest rates on deferred interest, pay-in-kind and zero coupon bonds/notes may reflect the payment deferral and increased credit risk associated with such instruments. In addition, under certain circumstances, the deferral of interest on these securities may also reduce the loan-to-value ratio at a compounding rate.

Commercial Paper.

The Fund may also invest in commercial paper. Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. The risks typically associated with commercial paper include credit risk and liquidity risk. These instruments are generally unsecured, which increases the credit risk associated with this type of investment.

STRUCTURAL AND MARKET-RELATED RISKS:

Coronavirus (COVID-19) Risk.

The pandemic caused by the coronavirus disease (COVID-19) and its variants has resulted in, and may continue to result in significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. These actions caused and continue to cause the disruption of manufacturing supply chains and consumer demand in certain economic sectors, resulting in significant disruptions in local and global economies. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties present unknowns that are yet to unfold. The impacts, as well as uncertainty over the impacts to come, of COVID-19 and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future, could negatively affect global economies and markets in ways that cannot necessarily be foreseen.

Fund performance may be negatively impacted by the continued economic impact of the COVID-19 pandemic. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and generally. The Fund may be particularly impacted due to its potential investment exposures in various countries. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund. Overall, the impacts, including the uncertainty over impacts to come, of COVID-19 may adversely affect the performance of the Fund.

Russia’s Invasion of Ukraine.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Use of leverage risk.

Any leverage utilized by the Fund will have seniority over our Shares and may be secured by the assets of the Fund. The use of leverage by the Fund can magnify the effect of any losses. Drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, our Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on our Shares will be less than if leverage had not been used. Leverage involves risks and special considerations for Shareholders including:

●	the likelihood of greater volatility of NAV (and market price) of our Shares than a comparable portfolio without leverage;

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the risk that fluctuations in interest rates on leverage, including Borrowings (defined below), that we may pay will reduce the return to Shareholders or will result in fluctuations in the dividends paid on our Shares; and

●

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of our Shares than if we were not leveraged (which may result in a greater decline in the market price of our shares).

There can be no assurances that a leveraging strategy will be successful. We may continue to use leverage if the benefits to the Shareholders of maintaining the leveraged position are believed by the Board to outweigh any current reduced return.

Our ability to raise additional capital may be limited.

We may in the future issue debt securities or preferred shares or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments to repay a portion of our indebtedness at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our Shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to Shares in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our Shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Shares or otherwise be in your best interest. The Fund does not expect to issue preferred shares within 12 months from the date of this prospectus.

If we raise additional funds by issuing more Shares, then the percentage ownership of our Shareholders at that time will decrease, and you may experience dilution.

We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares.

Our investment objective is described in “Investment Objective, Strategies and Policies-Investment Philosophy and Process.” This investment objective may be changed by our Board if we provide our Shareholders with at least 60 days prior notice. In addition, our Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, performance or the value of our Shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our Shares are not traded on a national securities exchange, you will be limited in your ability to sell your Shares in response to any changes in our investment objective, policies, investment criteria or strategies.

The amount of any distributions we may make is uncertain.

Our distributions may exceed our earnings. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.

We currently intend to declare and pay dividends/distributions of substantially all net investment income quarterly, but in no event less frequently than annually. We also intend to distribute substantially all net realized capital gains at least annually. We will pay these distributions to our Shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, we have not listed our Shares for trading on any securities exchange, and we do not expect any secondary market to develop for our Shares unless they are traded on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although we will conduct quarterly repurchase offers of our shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “Periodic Repurchase Offers.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, shares will not be redeemable at an investor’s option (other than pursuant to our repurchase policy, as defined below). The NAV of our Shares may be volatile. As our Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly we perform. We are designed for long-term investors and not as a trading vehicle. Moreover, our Shares will not be eligible for “short sale” transactions or other directional hedging products.

Our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations.

We rely upon our Adviser and key personnel to manage the Fund.

We are subject to management risk because we are an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of Credit Investments may prove to be incorrect. In addition, the implementation of our investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on us during the transitional period that would be required for a successor to assume the responsibilities of the position.

Since we have no employees, we depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of our portfolio manager or certain other key professionals of the Adviser could have a material adverse effect on our ability to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.

If the Advisory Agreement or other essential service provider agreement is terminated, it may adversely affect the quality of our investments and shareholder services. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or other essential service provider.

We are subject to non-diversification risk.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M.

An investment in our Shares should not be considered a complete investment program.

The Fund is intended for investors seeking income over the long-term, and is not intended to be a short-term trading vehicle. An investment in our Shares should not be considered a complete investment program. Each investor should take into account our investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in our Shares.

We are subject to affiliated party and co-investment restrictions.

We will be prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

The Fund’s investment strategy contemplates that the Fund may invest capital in negotiated transactions that are sourced by the Adviser or its managing member, One William Street Capital Management, L.P. These transactions may include transactions that are privately negotiated and sourced on a proprietary basis. Because the Adviser may manage other investment funds whose mandates include participating in such transactions, such investments will need to be made on a co-investment basis. The 1940 Act imposes significant limits on co-investment with affiliates of the Adviser.

The Adviser has received an exemptive order from the SEC (the “Order”) granting funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

Under the terms of the Order, the Fund has the opportunity to participate in co-investment opportunities that align with the Fund’s investment objective and strategies. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. In addition, a majority of the Independent Trustees generally must make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the Order, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Our repurchase policy may subject us to additional risks.

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, our net assets. To the extent that additional Shares are not sold, a reduction in our net assets may increase our expense ratio (subject to the Adviser’s reimbursement of expenses) and limit our investment opportunities.

If a repurchase offer is oversubscribed by Shareholders, we will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

We may find it necessary to hold a portion of our net assets in cash or other liquid assets, sell a portion of our portfolio investments or borrow money in order to finance any repurchases of our Shares. We may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with our investments, which could potentially limit our ability to generate income. We also may be required to sell our more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase our expenses. Although most, if not all, of our investments are expected to be illiquid and the secondary market for such investments is likely to be limited, we believe we would be able to find willing purchasers of our investments if such sales were ever necessary to supplement cash generated by payments received in connection with our investments. However, we may be required to sell such investments during times and at prices when we otherwise would not, which may cause us to lose money. We may also borrow money in order to meet our repurchase obligations. There can be no assurance that we will be able to obtain financing for our repurchase offers. If we borrow to finance repurchases, interest on any such borrowings may negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing our expenses (subject to the Adviser’s reimbursement of expenses, if any) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit our ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide us with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to us as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “Periodic Repurchase Offers” below for additional information on, and the risks associated with, our repurchase policy.

The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested.

Since the management fee paid to the Adviser is based on gross assets of the Fund, the Adviser’s management fee will take into account cash, and cash equivalents and all other assets held by the Fund, even if the Fund is not at all times fully invested.

Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders.

Our Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to offerings of shares or senior securities by us, which allows the Adviser to earn increased management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser. Moreover, as the management fee is charged on gross assets (without deduction of liabilities) of the Fund, the Adviser has an incentive to cause the Fund to incur leverage.

This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.

This offering is being made on a best efforts basis, whereby the underwriter participating in the offering is only required to use its best efforts to sell our Shares and has no firm commitment or obligation to purchase any of our Shares. If we are not able to raise additional funds, the opportunity to make a broad range of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.

Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Expense Risk

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s ELA mitigates this risk. However, there is no assurance that the Adviser will renew the ELA beyond its current term. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus.

U.S. FEDERAL INCOME TAX RISKS:

We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.

To maintain status as a RIC under the Code, we must meet annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”

●

The annual distribution requirement for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

●	The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.

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The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of our assets and more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If, for any taxable year, we do not qualify as a RIC for U.S. federal income tax purposes, we would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to our Shareholders would not be deductible by us in computing our taxable income for U.S. federal income tax purposes. As a result of such taxes, NAV per Share and amounts distributed to Shareholders may be substantially reduced. Also, in such event, our distributions, to the extent derived from our current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Shareholders, and non-corporate Shareholders would generally be able to treat such distributions as “qualified dividend income”

eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, we might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would negatively impact our returns. In such event, our Board may determine to reorganize or close the Fund or materially change our investment objective and strategies. See “Material U.S. Federal Income Tax Considerations.”

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with pay-in-kind interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash, including as a result of any investments in PFICs or CFCs and the election we may make to have our investments taxed on a mark-to-market basis under Section 475(f) of the Code. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. See “Material U.S. Federal Income Tax Considerations-Taxation as a RIC.”

RISKS RELATED TO OUR ADVISER AND ITS AFFILIATES:

Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

Our Adviser and/or its partners and professionals (collectively, the “Adviser”) serve or may serve as officers, partners, members, employees, trustees, managers and advisers or principals of entities, including private funds managed by the Adviser, that operate in the same or a related line of business as we do. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our Shareholders. Our investment objective may overlap with the investment objectives of such investment companies, funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which may be related or unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

OTHER RISKS:

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes capital gains when it sells investments, it generally must pay those gains to Shareholders, increasing its taxable distributions, including distributions of short-term capital gain, which are taxable as ordinary income to Shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Temporary Defensive and Interim Investments

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

We are subject to credit risks and risks associated with below investment grade securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to credit risks and risks associated with below investment grade securities.

While the Fund’s investments are expected to consist of predominantly structured credit and securitized debt instruments, some of our investments are subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, a Credit Investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a Credit Investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our Credit Investments which may be rated below investment grade, as well as Credit Investments that may be of credit quality comparable to securities rated below investment grade by a rating agency. Such below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such securities or Credit Investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these securities and Credit Investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities or Credit Investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.

We are subject to interest rate risk - Credit Investments may decline in value because of changes in market interest rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to interest rate risk—Credit Investments may decline in value because of changes in market interest rates.

Interest rate risk is the risk that fixed rate instruments will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such instruments generally will fall. Longer-term fixed rate instruments are generally more sensitive to interest rate changes. Moreover, an increase in interest rates (as we have experienced in recent periods) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of Credit Investments in which we may invest. Because the values of lower-rated and comparable unrated fixed rate instruments are more affected both by credit risk and interest rate risk, the price movements of such lower grade instruments in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality instruments in response to changes in market interest rates.

Our use of leverage, as described in this prospectus, will tend to increase our interest rate risk. For example, a change in market interest rates could adversely impact our ability to utilize leverage due to an increase in the cost of borrowings, which could reduce our net investment income.

Any structured or other investment vehicles in which we may invest may be similarly subject to the foregoing interest rate risks. In addition, rising interest rates could affect the ability of the operating companies in which we may directly or indirectly invest to service their debt obligations and, therefore, could adversely impact our investments in such companies.

Because we may borrow money to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates (as we have experienced in recent periods), our cost of funds would increase, except to the extent we have issued fixed rate debt, which could reduce our net investment income.

We may employ hedging techniques seeking to minimize interest rate risk, but there can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to hedge against an interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuation.

We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”).

The Fund’s investments, payment obligations and financing terms may rely in some fashion on LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021. The FCA and the ICE Benchmark Administration have since announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings are continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Uncertainty related to the liquidity impact of changes in reference rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. Certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. The Adviser monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s), such as the SOFR, which the U.S. Federal Reserve is promoting as the alternative reference rate to LIBOR.

Credit Investments may have limited or no liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Investments may have limited or no liquidity.

Many of our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, potentially preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations. Many Credit Investments are not traded on a reliable secondary market, nor may one ever develop, and, as such, Credit Investments should be considered illiquid. We may not be able to sell any of our Credit Investments even under circumstances when the Adviser believes it would be in our best interests to sell such investments. In such circumstances, the overall returns to us from our Credit Investments may be adversely affected. Moreover, certain Credit Investments are subject to certain additional significant restrictions on transferability.

We may be exposed to risks associated with inadequate collateral of Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to risks associated with inadequate collateral of Credit Investments.

To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment. For example, with respect to real estate-related loans, the real property security for the loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Credit Investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower or obligor under a secured Credit Investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Credit Investment and to permit the borrower to repay the Credit Investment over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple obligations of a borrower or obligor. To the extent that collateral secures more than one obligation, the liquidation proceeds of such collateral may not be sufficient to fully cover all such obligations.

We may be exposed to risks associated with covenant-lite loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to risks associated with covenant-lite loans.

Some of the loans in which we may invest directly or indirectly may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest directly or indirectly in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest.

Our ability to generate income through our Credit Investments is dependent upon the borrowers or obligors making required payments under such Credit Investments. If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest under such loan.

Certain Credit Investments in which we invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment.

The terms of certain Credit Investments may not restrict the borrowers or obligors from incurring additional debt. If a borrower or obligor under a Credit Investment incurs additional debt, the additional debt may adversely affect the borrower’s or obligor’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower or obligor. This circumstance would ultimately impair the ability of the borrower or obligor to make payments on its Credit Investment and our ability to receive the principal and interest payments that we expect to receive on such Credit Investment. To the extent borrowers or obligors incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower or obligor may impair the borrower’s or obligor’s ability to make payments. We will not be informed of any additional debt incurred by a borrower or obligor under a Credit Investment, or whether such debt is secured.

Where a borrower or obligor is an individual, if the borrower or obligor dies while the Credit Investment is outstanding, the borrower’s or obligor’s estate may not have sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other obligations. Numerous other events could impact an individual’s ability or willingness to repay a Credit Investment, including divorce or sudden significant expenses.

If a borrower or obligor files for bankruptcy, further collection action will not be permitted absent court approval and it is possible that a borrower’s or obligor’s liability under a Credit Investment will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors receive only a fraction of any amount outstanding on the loan, if anything.

If a borrower or obligor is located in a non-U.S. jurisdiction it may be more difficult and costly for the Fund to enforce the terms of its Credit Investment than if the borrower or obligor were located in the U.S. Adverse economic conditions in foreign jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on Credit Investments may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on foreign Credit Investments could be higher than those experienced with Credit Investments located in the U.S.

We may be exposed to geographic concentration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to geographic concentration risk.

We are not subject to any geographic restrictions when investing in Credit Investments and therefore could be concentrated in a particular region. A geographic concentration of the Credit Investments may expose us to an increased risk of loss due to risks associated with certain regions. Certain regions from time to time will experience weaker economic conditions and, consequently, will likely experience higher rates of delinquency and loss. In addition, natural disasters in specific geographic regions may result in higher rates of delinquency and loss in those areas. In the event that a significant portion of the pool of Credit Investments have underlying borrowers or obligors resident or operating in certain regions, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these regions in particular could adversely impact the delinquency and default rates of the Credit Investments and could impact Fund performance.

Prepayments may reduce the amount of interest we accrue on a given Credit Investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayments may reduce the amount of interest we accrue on a given Credit Investment.

Borrowers or obligors under a Credit Investment may decide to prepay all or a portion of the remaining principal amount due at any time, and, in some cases, without penalty (certain Credit Investments may provide for prepayment penalties). In the event of a prepayment of the entire remaining unpaid principal amount due under a Credit Investment, further interest will not accrue after the principal has been paid in full. If the borrower or obligor prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and we will not receive all of the interest payments that the Fund may have originally expected to receive on the loan.

Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate.

Reinvestment risk is the risk that income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate. A decline in income could affect the value of our Shares, our overall return and our distributions to Shareholders.

Credit Investment default rates may be significantly affected by economic downturns or general economic conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Investment default rates may be significantly affected by economic downturns or general economic conditions.

Default rates of Credit Investments may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Credit Investments to increase.

We are subject to risks associated with the manner in which our investments are valued [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to risks associated with the manner in which our investments are valued.

Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for many of the investments that we make. Many Credit Investments can be difficult to value by virtue of the fact that they are generally not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less observable market data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. We will value these securities at fair value as determined in good faith pursuant to our valuation procedures.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities and/or assets in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such inputs used in the determination of the fair value of our investments may be unaudited or may be subject to little verification or other due diligence. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

Significant increases or decreases in unobservable inputs, such as loss adjusted discount rates, projected loss rates or market yield, would result in a decrease or increase, respectively, in the fair value measurement. Because such valuations are inherently uncertain, the valuations may fluctuate significantly over short periods due to changes in current market conditions. Our determinations of fair value of our Credit Investments may differ materially from the values that would have been used if an active market and market quotations existed for these loans. Our returns could be adversely affected if the determinations regarding the fair value of our Credit Investments were materially different than the values that we may realize upon the disposal of such instruments.

Asset-backed securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities (sometimes referred to as “equity”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

Mortgage-backed securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investment may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss. In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to refinance or sell their properties in order to realize their equity therein, lower their financing costs, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Residential Mortgage-Backed Securities (“RMBS”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Mortgage-Backed Securities (“RMBS”). RMBS are mortgage-backed securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.

At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Commercial Mortgage-Backed Securities (“CMBS”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are fixed income instruments that are secured by mortgage loans on commercial real property. CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS or Subordinated CMBS.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

Securitization of our assets subjects us to various risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securitization of our assets subjects us to various risks.

We may securitize assets to generate cash for funding new investments. We use the term “securitize” to describe a form of leverage under which a fund such as us (sometimes referred to as an “originator” or “sponsor”) transfers income producing assets to an SPV, which is established solely for the purpose of holding such assets and entering into a structured finance transaction. The SPV then issues notes secured by such assets. The SPV may issue the notes in the capital markets either publicly or privately to a variety of investors, including banks, non-bank financial institutions and other investors. There may be a single class of notes or multiple classes of notes, the most senior of which carries less credit risk and the most junior of which may carry substantially the same credit risk as the equity of the SPV.

An important aspect of most debt securitization transactions is that the sale or contribution of assets into the SPV be considered a true sale or contribution for accounting purposes and that a reviewing court would not consolidate the SPV with the operations of the originator in the event of the originator’s bankruptcy based on equitable principles. Viewed as a whole, a debt securitization seeks to lower risk to the note purchasers by isolating the assets collateralizing the securitization in an SPV that is not subject to the credit and bankruptcy risks of the originator. As a result of this perceived reduction of risk, debt securitization transactions frequently achieve lower overall leverage costs for originators as compared to traditional secured lending transactions.

In accordance with the above description, to securitize loans, we may create a wholly-owned subsidiary and contribute a pool of our assets to such subsidiary. The SPV may be funded with, among other things, whole loans or interests from other pools and such loans may or may not be rated. The SPV would then sell its notes to purchasers who we would expect to be willing to accept a lower interest rate and the absence of any recourse against us to invest in a pool of income producing assets to which none of our creditors would have access. We would retain all or a portion of the equity in the SPV. An inability to successfully securitize portions of our portfolio or otherwise leverage our portfolio through secured and unsecured borrowings could limit our ability to grow our business and fully execute our business strategy, and could decrease our earnings. However, the successful securitization of portions of our portfolio exposes us to a risk of loss for the equity we retain in the SPV and might expose us to greater risk on our remaining portfolio because the assets we retain may tend to be those that are riskier and more likely to generate losses. A successful securitization may also impose financial and operating covenants that restrict our business activities and may include limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code. The 1940 Act may also impose restrictions on the structure of any securitizations.

Interests we hold in the SPV, if any, will be subordinated to the other interests issued by the SPV. As such, we will only receive cash distributions on such interests if the SPV has made all interest and other required payments on all other interests it has issued. In addition, our subordinated interests will likely be unsecured and rank behind all of the secured creditors, known or unknown, of the SPV, including the holders of the senior interests it has issued. Consequently, to the extent that the value of the SPV’s portfolio of assets has been reduced as a result of conditions in the credit markets, or as a result of defaults, the value of the subordinated interests we retain would be reduced. Securitization imposes on us the same risks as borrowing except that our risk in a securitization is limited to the amount of subordinated interests we retain, whereas in a borrowing or debt issuance by us directly we would be at risk for the entire amount of the borrowing or debt issuance.

If the SPV is not consolidated with us, our only interest will be the value of our retained subordinated interest and the income allocated to us, which may be more or less than the cash we receive from the SPV, and none of the SPV’s liabilities will be reflected as our liabilities. If the assets of the SPV are not consolidated with our assets and liabilities, then the leverage incurred by such SPV may or may not be treated as borrowings by us for purposes of the requirement that we not issue senior securities in an amount in excess of our net assets.

We may also engage in transactions utilizing SPVs and securitization techniques where the assets sold or contributed to the SPV remain on our balance sheet for accounting purposes. If, for example, we sell the assets to the SPV with recourse or provide a guarantee or other credit support to the SPV, its assets will remain on our balance sheet. Consolidation would also generally result if we, in consultation with the SEC, determine that consolidation would result in a more accurate reflection of our assets, liabilities and results of operations. In these structures, the risks will be essentially the same as in other securitization transactions but the assets will remain our assets for purposes of the limitations described above and the leverage incurred by the SPV will be treated as borrowings incurred by us for purposes of our limitation on the issuance of senior securities.

The Adviser may have a conflict of interest with respect to potential securitizations in as much as securitizations that are not consolidated may reduce our assets for purposes of determining the Management Fee although in some circumstances the Adviser may be paid certain fees for managing the assets of the SPV so as to reduce or eliminate any potential bias against securitizations.

Cayman Islands SPV subsidiary risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cayman Islands SPV subsidiary risk.

We invest in a wholly-owned SPV subsidiary formed under the laws of the Cayman Islands. Such SPV is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SPV, respectively, are organized, could result in the inability of the Fund and/or the SPV to operate as described in this prospectus and could negatively affect the Fund and its Shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on certain entities. If Cayman Islands law changes such that the subsidiary would be required to pay Cayman Islands governmental authority taxes, Shareholders would likely suffer decreased investment returns. Because the SPV would generally be considered a controlled foreign corporation for U.S. federal income tax purposes, we would be treated as having received certain income of this subsidiary, even if such income is not distributed to us. The Fund complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the SPV. The SPV also complies with the provisions of the 1940 Act relating to affiliated transactions and custody (Section 17). See also “Material U.S. Federal Income Tax Considerations.”

To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB.

We may securitize our assets to create incremental levered returns for our Shareholders. On December 15, 2004, the SEC approved the final regulations covering the registration, disclosure, communications, and reporting requirements for asset-backed securities, or Regulation AB, which became effective January 1, 2006. On August 27, 2014, the SEC adopted revisions to Regulation AB. Regulation AB contains disclosure requirements applicable to registered securitizations, including requirements to provide historical financial data with respect to either prior securitized pools of the same asset class or prior originations and information with respect to the background, experience and roles of the various transaction parties, including those involved in the origination, sale or servicing of the loans in the securitized pool. Moreover, annual assessments of compliance with servicing criteria by servicers and attestation reports from an independent registered public accounting firm must be obtained with respect to securitized pools of loans.

In addition, compliance with Regulation AB may increase our cost of doing business as we are required to develop systems and procedures to ensure that we do not violate any aspect of these new requirements.

Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Finance Securities.

A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

CDO and CLO risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO risks.

Our Credit Investments may include CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such senior secured debt obligations and/or loans; (iv) the complex structure of the CDOs and/or CLOs and their interests may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (vi) investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies; (vii) the potential for interruption and deferral of cash flow to our investments in the equity and junior debt tranches of CDOs and/or CLOs; (viii) interests in CDOs and/or CLOs may be illiquid; (ix) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (x) we may invest with collateral managers that have no or limited performance or operating history; (xi) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect us; (xii) the loans underlying the CDOs and/or CLOS may be sold and replaced resulting in a loss to us; (xiii) we may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiv) investments in equity and junior debt tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss. The foregoing risks are further described below.

Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies.

Generally, there may be less information available to us regarding the underlying debt investments held by CDOs and/or CLOs than if we had invested directly in the debt of the underlying companies. As a result, our Shareholders will not know the details of the underlying securities of the CDOs and/or CLOs in which we will invest. Our investments in the equity and junior debt tranches of CDOs and/or CLOs will also be subject to the risk of leverage associated with the debt issued by such CDO and/or CLO and the repayment priority of senior debt holders in such CDOs and/or CLOs. Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations.

CDOs and CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations and loans. Accordingly, payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations and loans, net of all management fees and other expenses. Payments to us as a holder of CDO and/or CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of senior secured debt obligations and/or loans may adversely impact returns.

CDO and CLO investments are exposed to leveraged credit risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO investments are exposed to leveraged credit risk.

We may be in a subordinated position with respect to realized losses on the senior secured debt obligations underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs. The leveraged nature of equity and junior debt tranches of CDOs and/or CLOs, in particular, magnifies the adverse impact of defaults. CDO and/or CLO investments represent a leveraged investment with respect to the underlying senior secured debt obligation and/or loan. Therefore, changes in the market value of the CDO and/or CLO investments could be greater than the change in the market value of the underlying senior secured debt obligations and/or loans, which are subject to credit, liquidity and interest rate risk.

There is the potential for interruption and deferral of cash flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is the potential for interruption and deferral of cash flow.

If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CDO and/or CLO (e.g., due to defaults), then cash flow that otherwise would have been available to pay the distribution on the CDO and/or CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured debt obligations, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CDO and/or CLO investments, which would adversely impact our returns.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign CDOs and/or CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CDOs and/or CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CDOs and/or CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.

Although our investments are generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Investments in CDOs and/or CLOs may be illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be illiquid.

We may invest in CDOs and/or CLOs that are considered illiquid. CDOs and CLOs that are illiquid cannot be sold within seven days in the ordinary course of business at approximately the value used by us in determining our net asset value. We may not be able to readily dispose of such CDOs and/or CLOs at prices that approximate those at which we could sell such CDOs and/or CLOs if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of CDOs and/or CLOs, thereby adversely affecting our net asset value and ability to make dividend distributions. CDOs and/or CLOs may not be readily marketable and may be subject to restrictions on resale. CDOs and/or CLOs are generally not listed on any U.S. national securities exchange and no active trading market may exist for the CDOs and/or CLOs in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of CDOs and/or CLOs has generally been distributed across a wide range of holders, some of whom we believe may continue to face near- to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our CDOs and/or CLOs if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in CDOs and/or CLOs that are not readily marketable or are subject to restrictions on resale.

We may invest in assets with no or limited performance or operating history [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may invest in assets with no or limited performance or operating history.

We may invest in CDOs and/or CLOs with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns. Consequently, our profitability, net asset value and share price could be adversely affected.

The payment of underlying collateral manager fees and other charges could adversely impact our returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The payment of underlying collateral manager fees and other charges could adversely impact our returns.

We may invest in CDOs and/or CLOs that are subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.

The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us.

There can be no assurance that, in relation to any CDO or CLO investment, in the event that any of the senior secured loans underlying such investment are prepaid, the CDO or CLO collateral manager will be able to reinvest such proceeds in new senior secured loans with equivalent investment returns. If the CDO or CLO collateral manager cannot reinvest in new senior secured loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.

CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk.

CDO and CLO investments and/or the underlying senior secured debt obligations or loans may prepay more quickly than expected, which could have an adverse impact on our net asset value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CDO or CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.

Furthermore, CDO and CLO investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).

The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.

Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.

We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest.

We will not be able to directly enforce any rights and remedies in the event of a default of a senior secured debt obligation or loan held by a CDO or CLO vehicle. In addition, the terms and conditions of the senior secured debt obligations or loans underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from senior secured loans could be modified, amended or waived in a manner contrary to our preferences.

We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest.

The terms and conditions of a CDO and/or CLO investments may be amended, modified or waived only by the agreement of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche. Consequently, the terms and conditions of the payment obligations arising from the CDOs and/or CLOs in which we invest could be modified, amended or waived in a manner contrary to our preferences.

Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us.

The senior secured debt obligations and/or loans underlying our CDO and/or CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CDO and/or CLO indenture and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.

Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

CDOs and/or CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CDOs and/or CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC.

If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CDO and/or CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

Investment Related Risks Accounts Receivables [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT RELATED RISKS –ACCOUNTS RECEIVABLES:

The Fund may invest in Credit Investments secured by receivables, such as credit card receivables and automobile receivables. The Fund may invest directly in these investments. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase. In addition, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. In recent years, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. As a result of these events, the value of securities backed by receivables from the sale or lease of automobiles may be adversely affected.

Investment Related Risks Second Lien Or Other Subordinated Mezzanine Or Unsecured Loans Or Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT RELATED RISKS – SECOND LIEN OR OTHER SUBORDINATED (MEZZANINE) OR UNSECURED LOANS OR DEBT:

The Fund may invest in Credit Investments secured by mezzanine or unsecured loans/debt. The Fund may also invest directly in these instruments. Second lien or other subordinated (mezzanine) or unsecured loans or debt generally are subject to similar risks as those associated with investments in senior loans. In addition, because second lien or other subordinated (mezzanine) or unsecured loans or debt are subordinated in payment and/or lower in lien priority to senior loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, may have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

We may be exposed to additional risks associated with derivative investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to additional risks associated with derivative investments.

We may engage in derivative transactions in which we may purchase and sell a variety of derivative instruments, including taking long and short positions in exchange-listed and over-the-counter futures, forwards, swaps and similar instruments, credit transactions and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments.

Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The use of derivatives for other than hedging purposes may be considered a speculative trading practice, and involves greater risks than are involved in hedging. The Fund’s derivatives strategy may not be successful and could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). More detail on particular derivatives that may be utilized is discussed below.

Swaps are derivatives, whereby in a typical swap transaction, two parties agree to exchange an amount equal to the return, based upon an agreed-upon notional value, earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

The SEC recently adopted rules limiting funds’ leverage risk based on VaR and generally limiting the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, these rules may restrict he Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

Risks of Investing in Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Real Estate.

The Fund may make debt and other investments related to real estate. A number of factors may prevent the Fund from generating sufficient net cash flow from real estate investments or may adversely affect the value of the real estate investments, or both, resulting in less cash available for distribution, or a loss, to the Fund. Key factors include:

●	national economic conditions;

●	regional and local economic conditions (which may be adversely impacted by plant closings, business layoffs, industry slow-downs, weather conditions, natural disasters, and other factors);

●	local real estate conditions (such as over-supply of or insufficient demand for office space);

●	changing demographics;

●	perceptions by prospective tenants of the convenience, services, safety, and attractiveness of a property;

●	the ability of property managers to provide capable management and adequate maintenance;

●	the quality of a property’s construction and design;

●	increases in costs of maintenance, insurance, and operations (including energy costs and real estate taxes);

●	changes in applicable laws or regulations (including tax laws, zoning laws, or building codes);

●	potential environmental and other legal liabilities;

●	the level of financing used and increases in interest rate levels on such financings, both of which may increase the risk of loss to the Fund;

●	the availability and cost of refinancing;

●	the ability to find suitable tenants for a property and to replace any departing tenants with new tenants;

●	potential instability, default or bankruptcy of tenants in the properties owned by the Fund; and

●	the relative illiquidity of real estate investments in general, which may make it difficult to sell a property at an attractive price within a reasonable time frame.

General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans.

The Fund may invest in commercial or residential real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt, b-notes, preferred equity and first mortgage loans, such as higher loan-to-value senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing real estate Credit Investments. Non-performing real estate Credit Investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate Credit Investments carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.

Other Risks Associated With Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Associated with Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage Credit Investments. The value of the Fund’s commercial mortgage Credit Investments will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage Credit Investments and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multi-family, retail, office, and hospitality); (ii) the terms and structure of the mortgage Credit Investments; and (iii) any specific limits to legal and financial recourse upon a default under the terms of such Credit Investments.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Residential Mortgage Loans. The default rate for residential mortgage loans may continue to increase due in large part to borrowers’ inability or unwillingness to carry the mortgage loan on a current basis, increased mortgage loan carrying costs resulting from resets of adjustable rate mortgages and increases in taxes and insurance, the inability of borrowers to refinance mortgage loans and general factors that reduce the ability of the borrower to pay its mortgage loan obligations, including loss of employment, increased cost of living and unexpected significant bills such as healthcare-related expenses. Lenders may exercise their foreclosure rights which will further decrease the value of the residential real estate as foreclosure sales are often at lower prices than sales in the ordinary course. Such conditions could further decrease the value of the residential real estate. The Fund could face increased default rates on sub-performing and non-performing mortgage loans to which it has direct or indirect economic exposure, including loans that were modified with the expectation that they would be re-performing loans.

Real Estate Investment Trusts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Trusts Risk.

Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk.

Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. Reverse repurchase agreements are subject to the leverage restrictions discussed above with respect to the use of derivatives.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign issuers/obligations which expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Although our investments are expected to be generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Securities Risk.

Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks associated with investment in foreign securities. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

We may invest in equity securities, which may be more volatile than other investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may invest in equity securities, which may be more volatile than other investments.

The value of a particular equity security in which we may invest may decrease. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. Equity securities tend to be more volatile than bonds and money market instruments. In the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks may increase fluctuations in the Fund’s NAV.

Risks of Shorting Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Shorting Equity Securities.

In seeking to achieve the Fund’s objective, the Fund may, from time to time (and not as a part of its principal strategy), effect short sales of equity securities. To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in equity securities sold short are more risky than long positions (purchases) in equity securities because there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the equity security sold short and the equity securities being hedged. Any short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may result in increased transaction costs to the Fund. Any short selling could subject the Fund to increased leverage risk. See “Use of Leverage.”

We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans.

There is less readily available and reliable information about most senior loans than is the case for many other types of instruments, including listed securities. Senior loans are not listed on any national securities exchange or automated quotation system and as such, many senior loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund’s NAV and difficulty in valuing the Fund’s portfolio of senior loans.

Senior loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a senior loan will result in a reduction of income to the Fund, a reduction in the value of the senior loan and a potential decrease in the Fund’s NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Adviser relies primarily on its own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

Investing in private companies/issuers involves a high degree of risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in private companies/issuers involves a high degree of risk.

Our investment portfolio may consist of, among other things, loans to, and investments in, private companies or issuers. Investments in private ventures, vehicles or businesses involve a high degree of business and financial risk, which can result in substantial losses and, accordingly, should be considered speculative. There is generally very little publicly available information about these issuers, and we rely significantly on the due diligence of the members of the investment team to obtain information in connection with our investment decisions. It is thus difficult, and often impossible, to protect the Fund from the risk of fraud, misrepresentation or poor judgment by these issuers.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk.

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk.

The Fund may also, subject to applicable regulatory limits, invest in securities of other open- or closed-end investment companies (including ETFs and Business Development Companies (“BDCs”)) that invest primarily in the types of securities in which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments.

The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk.

The Fund may also invest in preferred stock. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk.

The Fund may also invest in convertible securities. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk.

The Fund may also invest in warrants and rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include convertible securities risk, counterparty risk, credit risk and market risk.

Our investments in restricted instruments may expose us to additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our investments in restricted instruments may expose us to additional risks.

Investments in restricted instruments, including Credit Investments and securities that have not been registered under the Securities Act and are subject to restrictions on resale, could have the effect of increasing the amount of our assets invested in illiquid investments if eligible investors are unwilling to purchase these instruments. Restricted instruments may be difficult to dispose of at the price at which we value the instruments and at the times when we believe it is desirable to do so. The market price of illiquid and restricted instruments generally is more volatile than that of more liquid instruments, which may adversely affect the price that we recover upon the sale of such instruments. Illiquid and restricted instruments are also more difficult to value, especially in challenging markets. Investment of our assets in illiquid and restricted instruments may restrict our ability to take advantage of market opportunities. The risks associated with illiquid and restricted instruments may be particularly acute in situations in which our operations require cash (such as in connection with share repurchases) and could result in us borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted instruments. In order to dispose of an unregistered instrument, we, where we have contractual rights to do so, may have to cause such instrument to be registered. A considerable period may elapse between the time the decision is made to sell the instrument and the time the instrument is registered, therefore enabling us to sell it. Contractual restrictions on the resale of instruments vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the instruments. In either case, we would bear market risks during that period.

Obligations Issued or Guaranteed by US Government Agencies or Instrumentalities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.

The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth. There can be no guarantee that this arrangement will remain in place.

US Treasury Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Treasury Obligations.

The Fund may also invest in U.S. Treasury obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of the Fund’s Treasury obligations to decline.

Foreign Government Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Government Obligations.

The Fund may also invest in foreign government obligations issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A foreign government’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign government’s policy toward international lenders, and the political constraints to which such government may be subject. In addition, there may be no legal recourse against a foreign government in the event of a default.

The risks typically associated with foreign government obligations include credit risk, the risks associated with investments in foreign securities and market risk.

Money Market Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Funds Risk.

The Fund may also invest cash in, or hold as collateral for certain investments, shares of registered money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. Investments in zero-coupon and payment-in-kind securities are subject to certain risks, including that market prices of zero-coupon and payment-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon and payment-in-kind securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its Shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes. Since these instruments require judgment about the collectability of the deferred payments versus the value of any associated collateral, this may introduce additional unreliability in their valuations. The higher yields and interest rates on deferred interest, pay-in-kind and zero coupon bonds/notes may reflect the payment deferral and increased credit risk associated with such instruments. In addition, under certain circumstances, the deferral of interest on these securities may also reduce the loan-to-value ratio at a compounding rate.

Commercial Paper [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Paper.

The Fund may also invest in commercial paper. Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. The risks typically associated with commercial paper include credit risk and liquidity risk. These instruments are generally unsecured, which increases the credit risk associated with this type of investment.

Coronavirus (COVID-19) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Coronavirus (COVID-19) Risk.

The pandemic caused by the coronavirus disease (COVID-19) and its variants has resulted in, and may continue to result in significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. These actions caused and continue to cause the disruption of manufacturing supply chains and consumer demand in certain economic sectors, resulting in significant disruptions in local and global economies. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties present unknowns that are yet to unfold. The impacts, as well as uncertainty over the impacts to come, of COVID-19 and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future, could negatively affect global economies and markets in ways that cannot necessarily be foreseen.

Fund performance may be negatively impacted by the continued economic impact of the COVID-19 pandemic. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and generally. The Fund may be particularly impacted due to its potential investment exposures in various countries. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund. Overall, the impacts, including the uncertainty over impacts to come, of COVID-19 may adversely affect the performance of the Fund.

Russia’s Invasion of Ukraine [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russia’s Invasion of Ukraine.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Use of leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of leverage risk.

Any leverage utilized by the Fund will have seniority over our Shares and may be secured by the assets of the Fund. The use of leverage by the Fund can magnify the effect of any losses. Drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, our Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on our Shares will be less than if leverage had not been used. Leverage involves risks and special considerations for Shareholders including:

●	the likelihood of greater volatility of NAV (and market price) of our Shares than a comparable portfolio without leverage;

●

the risk that fluctuations in interest rates on leverage, including Borrowings (defined below), that we may pay will reduce the return to Shareholders or will result in fluctuations in the dividends paid on our Shares; and

●

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of our Shares than if we were not leveraged (which may result in a greater decline in the market price of our shares).

There can be no assurances that a leveraging strategy will be successful. We may continue to use leverage if the benefits to the Shareholders of maintaining the leveraged position are believed by the Board to outweigh any current reduced return.

Our ability to raise additional capital may be limited [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our ability to raise additional capital may be limited.

We may in the future issue debt securities or preferred shares or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments to repay a portion of our indebtedness at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our Shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to Shares in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our Shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Shares or otherwise be in your best interest. The Fund does not expect to issue preferred shares within 12 months from the date of this prospectus.

If we raise additional funds by issuing more Shares, then the percentage ownership of our Shareholders at that time will decrease, and you may experience dilution.

We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares.

Our investment objective is described in “Investment Objective, Strategies and Policies-Investment Philosophy and Process.” This investment objective may be changed by our Board if we provide our Shareholders with at least 60 days prior notice. In addition, our Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, performance or the value of our Shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our Shares are not traded on a national securities exchange, you will be limited in your ability to sell your Shares in response to any changes in our investment objective, policies, investment criteria or strategies.

The amount of any distributions we may make is uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The amount of any distributions we may make is uncertain.

Our distributions may exceed our earnings. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.

We currently intend to declare and pay dividends/distributions of substantially all net investment income quarterly, but in no event less frequently than annually. We also intend to distribute substantially all net realized capital gains at least annually. We will pay these distributions to our Shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, we have not listed our Shares for trading on any securities exchange, and we do not expect any secondary market to develop for our Shares unless they are traded on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although we will conduct quarterly repurchase offers of our shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “Periodic Repurchase Offers.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, shares will not be redeemable at an investor’s option (other than pursuant to our repurchase policy, as defined below). The NAV of our Shares may be volatile. As our Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly we perform. We are designed for long-term investors and not as a trading vehicle. Moreover, our Shares will not be eligible for “short sale” transactions or other directional hedging products.

Our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations.

We rely upon our Adviser and key personnel to manage the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We rely upon our Adviser and key personnel to manage the Fund.

We are subject to management risk because we are an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of Credit Investments may prove to be incorrect. In addition, the implementation of our investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on us during the transitional period that would be required for a successor to assume the responsibilities of the position.

Since we have no employees, we depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of our portfolio manager or certain other key professionals of the Adviser could have a material adverse effect on our ability to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.

If the Advisory Agreement or other essential service provider agreement is terminated, it may adversely affect the quality of our investments and shareholder services. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or other essential service provider.

We are subject to non-diversification risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to non-diversification risk.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M.

An investment in our Shares should not be considered a complete investment program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in our Shares should not be considered a complete investment program.

The Fund is intended for investors seeking income over the long-term, and is not intended to be a short-term trading vehicle. An investment in our Shares should not be considered a complete investment program. Each investor should take into account our investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in our Shares.

We are subject to affiliated party and co-investment restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to affiliated party and co-investment restrictions.

We will be prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

The Fund’s investment strategy contemplates that the Fund may invest capital in negotiated transactions that are sourced by the Adviser or its managing member, One William Street Capital Management, L.P. These transactions may include transactions that are privately negotiated and sourced on a proprietary basis. Because the Adviser may manage other investment funds whose mandates include participating in such transactions, such investments will need to be made on a co-investment basis. The 1940 Act imposes significant limits on co-investment with affiliates of the Adviser.

The Adviser has received an exemptive order from the SEC (the “Order”) granting funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

Under the terms of the Order, the Fund has the opportunity to participate in co-investment opportunities that align with the Fund’s investment objective and strategies. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. In addition, a majority of the Independent Trustees generally must make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the Order, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Our repurchase policy may subject us to additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our repurchase policy may subject us to additional risks.

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, our net assets. To the extent that additional Shares are not sold, a reduction in our net assets may increase our expense ratio (subject to the Adviser’s reimbursement of expenses) and limit our investment opportunities.

If a repurchase offer is oversubscribed by Shareholders, we will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

We may find it necessary to hold a portion of our net assets in cash or other liquid assets, sell a portion of our portfolio investments or borrow money in order to finance any repurchases of our Shares. We may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with our investments, which could potentially limit our ability to generate income. We also may be required to sell our more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase our expenses. Although most, if not all, of our investments are expected to be illiquid and the secondary market for such investments is likely to be limited, we believe we would be able to find willing purchasers of our investments if such sales were ever necessary to supplement cash generated by payments received in connection with our investments. However, we may be required to sell such investments during times and at prices when we otherwise would not, which may cause us to lose money. We may also borrow money in order to meet our repurchase obligations. There can be no assurance that we will be able to obtain financing for our repurchase offers. If we borrow to finance repurchases, interest on any such borrowings may negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing our expenses (subject to the Adviser’s reimbursement of expenses, if any) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit our ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide us with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to us as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “Periodic Repurchase Offers” below for additional information on, and the risks associated with, our repurchase policy.

The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested.

Since the management fee paid to the Adviser is based on gross assets of the Fund, the Adviser’s management fee will take into account cash, and cash equivalents and all other assets held by the Fund, even if the Fund is not at all times fully invested.

Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders.

Our Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to offerings of shares or senior securities by us, which allows the Adviser to earn increased management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser. Moreover, as the management fee is charged on gross assets (without deduction of liabilities) of the Fund, the Adviser has an incentive to cause the Fund to incur leverage.

This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.

This offering is being made on a best efforts basis, whereby the underwriter participating in the offering is only required to use its best efforts to sell our Shares and has no firm commitment or obligation to purchase any of our Shares. If we are not able to raise additional funds, the opportunity to make a broad range of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.

Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Risk

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s ELA mitigates this risk. However, there is no assurance that the Adviser will renew the ELA beyond its current term. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus.

We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.

To maintain status as a RIC under the Code, we must meet annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”

●

The annual distribution requirement for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

●	The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.

●

The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of our assets and more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If, for any taxable year, we do not qualify as a RIC for U.S. federal income tax purposes, we would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to our Shareholders would not be deductible by us in computing our taxable income for U.S. federal income tax purposes. As a result of such taxes, NAV per Share and amounts distributed to Shareholders may be substantially reduced. Also, in such event, our distributions, to the extent derived from our current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Shareholders, and non-corporate Shareholders would generally be able to treat such distributions as “qualified dividend income”

eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, we might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would negatively impact our returns. In such event, our Board may determine to reorganize or close the Fund or materially change our investment objective and strategies. See “Material U.S. Federal Income Tax Considerations.”

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with pay-in-kind interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash, including as a result of any investments in PFICs or CFCs and the election we may make to have our investments taxed on a mark-to-market basis under Section 475(f) of the Code. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. See “Material U.S. Federal Income Tax Considerations-Taxation as a RIC.”

Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

Our Adviser and/or its partners and professionals (collectively, the “Adviser”) serve or may serve as officers, partners, members, employees, trustees, managers and advisers or principals of entities, including private funds managed by the Adviser, that operate in the same or a related line of business as we do. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our Shareholders. Our investment objective may overlap with the investment objectives of such investment companies, funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which may be related or unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes capital gains when it sells investments, it generally must pay those gains to Shareholders, increasing its taxable distributions, including distributions of short-term capital gain, which are taxable as ordinary income to Shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Temporary Defensive and Interim Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive and Interim Investments

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
Contact Personnel Name	Kurt A. Locher
Class A-1 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	2.15%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.95%	[2],[4]
Distribution/Servicing Fees [Percent]	0.50%	[2],[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[6],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[8]
Total Annual Expenses [Percent]	4.90%	[2],[9]
Waivers and Reimbursements of Fees [Percent]	(1.06%)	[2],[10]
Net Expense over Assets [Percent]	3.84%	[2]
Expense Example, Year 01	$ 39
Expense Example, Years 1 to 3	137
Expense Example, Years 1 to 5	235
Expense Example, Years 1 to 10	$ 483
Class A-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.50%	[11]
Management Fees [Percent]	2.15%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.95%	[2],[4]
Distribution/Servicing Fees [Percent]	0.75%	[2],[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[6],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[8]
Total Annual Expenses [Percent]	5.15%	[2],[9]
Waivers and Reimbursements of Fees [Percent]	(1.06%)	[2],[10]
Net Expense over Assets [Percent]	4.09%	[2]
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	144
Expense Example, Years 1 to 5	246
Expense Example, Years 1 to 10	$ 502
Class A-3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	2.15%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.95%	[2],[4]
Distribution/Servicing Fees [Percent]	1.00%	[2],[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[6],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[8]
Total Annual Expenses [Percent]	5.40%	[2],[9]
Waivers and Reimbursements of Fees [Percent]	(1.06%)	[2],[10]
Net Expense over Assets [Percent]	4.34%	[2]
Expense Example, Year 01	$ 44
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	257
Expense Example, Years 1 to 10	$ 521
Class ADV [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	2.15%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.95%	[2],[4]
Distribution/Servicing Fees [Percent]	0.25%	[2],[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[6],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%	[2],[8]
Total Annual Expenses [Percent]	4.65%	[2],[9]
Waivers and Reimbursements of Fees [Percent]	(1.06%)	[2],[10]
Net Expense over Assets [Percent]	3.59%	[2]
Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	130
Expense Example, Years 1 to 5	224
Expense Example, Years 1 to 10	$ 463
Class I [Member]
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares) (1)
Management Fees(2)	2.15%
Distribution and Shareholder Servicing Fees	None
Interest Payments on Borrowed Funds(3)	0.95%
Acquired Fund Fees and Expenses(4)(5)	0.01%
Other Expenses(6)	1.44%
Total Gross Annual Expenses(7)	4.55%
Reimbursement/Waiver of Fees or Expenses(8)	(1.06)%
Total Net Annual Expenses	3.49%

(1)

Amounts shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.

(2)

Our Management Fee under the Advisory Agreement will be calculated at an annual rate of 1.50% of the daily gross assets of the Fund. “Gross Assets” means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining “gross assets” in the calculation of management fees. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of net assets, rather than gross assets. Because the Management Fee is based on the Fund’s daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to the Adviser. For the one-year period beginning on March 1, 2023, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The table above and example below reflect the Management Fee as an annual rate of 1.50% of the daily gross assets of the Fund.

(3)

The Fund may borrow funds to make investments. To the extent that the Fund determines it is appropriate to borrow funds for investments, the costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s experience in implementing the investment strategy for the current fiscal year. However, the actual amount may vary depending on a variety of factors, including market conditions.

(4)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies or private funds. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Indirect costs/expenses of any Fund investments in REITs are not included in Acquired Fund Fees and Expenses.

(5)	Based on estimated amounts for the current fiscal year.
(6)

“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, administration fees, transfer and sub-transfer agency fees, legal fees, fees for services provided by our independent accounting firm, printing costs and fees payable to the Independent Trustees.

(7)

“Total Gross Annual Expenses” include all of the fees and expenses of any subsidiary or special purpose vehicle consolidated with the Fund in accordance with Generally Accepted Accounting Principles (“GAAP”) in the Unites States.

(8)

The Adviser has agreed, pursuant to an expense limitation agreement (the “ELA”), to waive the fees payable to it under the Advisory Agreement or to pay or absorb ordinary operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”) solely to the extent necessary to limit the Other Expenses of the Fund as shown in the Table less the Exclusions to .50% of the gross assets as allocated to each class of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the ELA, the Adviser is not permitted to recoup such expenses beyond three years from date on which the Adviser reduced a fee or reimbursed an expense. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus. For the one-year period beginning on March 1, 2023, the Adviser has also voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets, as indicated in Note 2.

Management Fees [Percent]	2.15%	[12],[13]
Interest Expenses on Borrowings [Percent]	0.95%	[12],[14]
Distribution/Servicing Fees [Percent]	0.00%	[12]
Acquired Fund Fees and Expenses [Percent]	0.01%	[12],[15],[16]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.44%	[12],[17]
Total Annual Expenses [Percent]	4.55%	[12],[18]
Waivers and Reimbursements of Fees [Percent]	(1.06%)	[12],[19]
Net Expense over Assets [Percent]	3.49%	[12]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$35	$127	$220	$455

Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	220
Expense Example, Years 1 to 10	$ 455
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
Other Expenses, Note [Text Block]	“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, administration fees, transfer and sub-transfer agency fees, legal fees, fees for services provided by our independent accounting firm, printing costs and fees payable to the Independent Trustees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

Our investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that our investment objective will be achieved.

Our investment objective and, unless otherwise specified, our investment policies and limitations are not considered to be fundamental by the Fund and can be changed by the Board of Trustees (the “Board,” and each of the trustees on the Board, a “Trustee”) without a vote of the Shareholders. However, our investment objective may only be changed by our Board if we provide our Shareholders with at least 60 days prior notice. Certain investment restrictions specifically identified as such below and in the SAI are considered fundamental and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

Investment Strategies and Policies

Under normal investment conditions, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in debt obligations.

The securities/instruments acquired by the Fund may include all types of debt and other obligations (“Credit Investments”), and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity, and may consist of the following: (i) residential and commercial mortgage-backed securities (“MBS”), as well as real estate loans or pools of such loans; (ii) asset-backed securities (“ABS”), or other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations; (iii) debt and equity tranches of collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”); (iv) public and private senior and mezzanine, senior secured or unsecured bonds/loans; and (v) other income producing securities, including investment grade debt, debentures and notes, and deferred interest, pay-in-kind or zero coupon bonds/notes. The Fund may invest without limit in CLOs or CDOs, including the equity tranches of such vehicles. See “Investment-Related Risks—Asset-Backed Securities And Mortgage-Backed Securities/Securitizations/Structured Finance Securities/CDOs And CLOs” for the heightened risks associated with equity tranche investments.

The Fund may also invest indirectly in any of the foregoing instruments through: (i) investing in other funds, including exchange traded funds (“ETFs”) and up to 15% of its net assets in funds that are excluded from the definition of “investment company” under the 1940 Act solely by reason of Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, that are primarily invested in Credit Investments (except that investments in MBS, ABS, CLOs or CDOs and other Credit Investments that are not hedge funds or private equity funds are not subject to such 15% limitation); or (ii) entering into derivatives, including long and short positions in credit default swaps, total return swaps, forward contracts, futures and other similar transactions. The Fund may also use derivatives for cash management purposes, to modify interest rate exposure or to hedge positions. The Fund may invest in derivatives without limit, subject to adherence to applicable asset coverage and/or other applicable requirements of the 1940 Act. (The Fund counts the foregoing indirect investments in debt obligations towards the Fund’s requirement to invest at least 80% of its assets in debt obligations.)

The Fund anticipates that many Credit Investments will be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit Investments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes.

In seeking to achieve the Fund’s objective, the Fund may also invest a portion of its net assets in (i) U.S. and foreign government obligations, and highly-rated debt instruments (e.g., commercial paper or other money market instruments); and (ii) long and short positions in public or private equity securities, including common, preferred or convertible stock and rights or warrants. These securities can include shares of (or interests in) ETFs, other investment companies or real estate investment trusts.

The Fund may add leverage to its portfolio through direct borrowing and/or through entering into reverse repurchase agreements or derivative transactions that create leverage.

At any given time, a substantial portion of our portfolio may be illiquid, subjecting the Fund to increased credit risk. If a borrower or obligor or other counterparty on an instrument underlying a Credit Investment is unable to make its payments, we may be greatly limited in our ability to recover any outstanding principal and interest (or other applicable amounts) under such Credit Investment. Our Shares therefore should be purchased only by investors who could afford a possible substantial loss of their investment. There is no geographic or currency limitation on the securities or instruments acquired by the Fund. The Fund may purchase debt or equity securities of non-U.S. governments and corporate entities domiciled outside of the United States, including emerging markets issuers.

The Fund has received an exemptive order from the Securities and Exchange Commission (the “Order”) in order to be able to make certain investments alongside certain of its affiliates. The Order allows the Fund to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates. The Fund may only co-invest with certain entities affiliated with its Adviser in negotiated transactions originated by its Adviser or its affiliates in accordance with such Order and existing regulatory guidance. See “Risk Factors - We are subject to affiliated party and co-investment restrictions.”

Investment Philosophy and Process

In selecting the Fund’s Credit Investments (many of which are expected to include structured credit and securitized debt instruments), the Adviser employs a disciplined bottom-up research-based approach combined with top-down risk/return portfolio guidelines, in seeking to identify investment opportunities with attractive risk-adjusted returns. The approach generally includes: (i) developing and maintaining sophisticated econometric models based on data collected from internal and third-party sources; (ii) in-depth analysis of investment structure, including the impact of collateral performance, timing of cash flows, triggers and rating agency analyses; (iii) legal, tax and regulatory frameworks; (iv) valuation analysis of securitization assets, including an assessment of borrowers’ ability to repay; and (v) factors believed to influence market pricing, including historical sector performance and pricing, market sentiment, dealer inventory and positioning.

The Adviser may determine to sell an investment under several circumstances, such as when the Adviser believes the investment’s target value is realized, the instrument’s fundamentals deteriorate, more attractive investment alternatives are identified, or when it wishes to raise cash.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our Shares involves a number of significant risks. In addition to the other information contained elsewhere in this prospectus, you should consider carefully the following information before making an investment in our Shares. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the NAV of our Shares could decline, and you may lose all or part of your investment. This section describes the principal risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s.

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a substantial loss of the amount invested. The Fund may not achieve its investment objective. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon or cannot bear a substantial loss of investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics, such as COVID-19; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; and natural disasters and ecological damage.

INVESTMENT-RELATED RISKS—GENERAL:

We are subject to credit risks and risks associated with below investment grade securities.

While the Fund’s investments are expected to consist of predominantly structured credit and securitized debt instruments, some of our investments are subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, a Credit Investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a Credit Investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our Credit Investments which may be rated below investment grade, as well as Credit Investments that may be of credit quality comparable to securities rated below investment grade by a rating agency. Such below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such securities or Credit Investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these securities and Credit Investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities or Credit Investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.

We are subject to interest rate risk—Credit Investments may decline in value because of changes in market interest rates.

Interest rate risk is the risk that fixed rate instruments will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such instruments generally will fall. Longer-term fixed rate instruments are generally more sensitive to interest rate changes. Moreover, an increase in interest rates (as we have experienced in recent periods) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of Credit Investments in which we may invest. Because the values of lower-rated and comparable unrated fixed rate instruments are more affected both by credit risk and interest rate risk, the price movements of such lower grade instruments in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality instruments in response to changes in market interest rates.

Our use of leverage, as described in this prospectus, will tend to increase our interest rate risk. For example, a change in market interest rates could adversely impact our ability to utilize leverage due to an increase in the cost of borrowings, which could reduce our net investment income.

Any structured or other investment vehicles in which we may invest may be similarly subject to the foregoing interest rate risks. In addition, rising interest rates could affect the ability of the operating companies in which we may directly or indirectly invest to service their debt obligations and, therefore, could adversely impact our investments in such companies.

Because we may borrow money to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates (as we have experienced in recent periods), our cost of funds would increase, except to the extent we have issued fixed rate debt, which could reduce our net investment income.

We may employ hedging techniques seeking to minimize interest rate risk, but there can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to hedge against an interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuation.

We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”).

The Fund’s investments, payment obligations and financing terms may rely in some fashion on LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021. The FCA and the ICE Benchmark Administration have since announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings are continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Uncertainty related to the liquidity impact of changes in reference rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. Certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. The Adviser monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s), such as the SOFR, which the U.S. Federal Reserve is promoting as the alternative reference rate to LIBOR.

Credit Investments may have limited or no liquidity.

Many of our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, potentially preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations. Many Credit Investments are not traded on a reliable secondary market, nor may one ever develop, and, as such, Credit Investments should be considered illiquid. We may not be able to sell any of our Credit Investments even under circumstances when the Adviser believes it would be in our best interests to sell such investments. In such circumstances, the overall returns to us from our Credit Investments may be adversely affected. Moreover, certain Credit Investments are subject to certain additional significant restrictions on transferability.

We may be exposed to risks associated with inadequate collateral of Credit Investments.

To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment. For example, with respect to real estate-related loans, the real property security for the loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Credit Investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower or obligor under a secured Credit Investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Credit Investment and to permit the borrower to repay the Credit Investment over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple obligations of a borrower or obligor. To the extent that collateral secures more than one obligation, the liquidation proceeds of such collateral may not be sufficient to fully cover all such obligations.

We may be exposed to risks associated with covenant-lite loans.

Some of the loans in which we may invest directly or indirectly may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest directly or indirectly in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest.

Our ability to generate income through our Credit Investments is dependent upon the borrowers or obligors making required payments under such Credit Investments. If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest under such loan.

Certain Credit Investments in which we invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment.

The terms of certain Credit Investments may not restrict the borrowers or obligors from incurring additional debt. If a borrower or obligor under a Credit Investment incurs additional debt, the additional debt may adversely affect the borrower’s or obligor’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower or obligor. This circumstance would ultimately impair the ability of the borrower or obligor to make payments on its Credit Investment and our ability to receive the principal and interest payments that we expect to receive on such Credit Investment. To the extent borrowers or obligors incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower or obligor may impair the borrower’s or obligor’s ability to make payments. We will not be informed of any additional debt incurred by a borrower or obligor under a Credit Investment, or whether such debt is secured.

Where a borrower or obligor is an individual, if the borrower or obligor dies while the Credit Investment is outstanding, the borrower’s or obligor’s estate may not have sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other obligations. Numerous other events could impact an individual’s ability or willingness to repay a Credit Investment, including divorce or sudden significant expenses.

If a borrower or obligor files for bankruptcy, further collection action will not be permitted absent court approval and it is possible that a borrower’s or obligor’s liability under a Credit Investment will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors receive only a fraction of any amount outstanding on the loan, if anything.

If a borrower or obligor is located in a non-U.S. jurisdiction it may be more difficult and costly for the Fund to enforce the terms of its Credit Investment than if the borrower or obligor were located in the U.S. Adverse economic conditions in foreign jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on Credit Investments may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on foreign Credit Investments could be higher than those experienced with Credit Investments located in the U.S.

We may be exposed to geographic concentration risk.

We are not subject to any geographic restrictions when investing in Credit Investments and therefore could be concentrated in a particular region. A geographic concentration of the Credit Investments may expose us to an increased risk of loss due to risks associated with certain regions. Certain regions from time to time will experience weaker economic conditions and, consequently, will likely experience higher rates of delinquency and loss. In addition, natural disasters in specific geographic regions may result in higher rates of delinquency and loss in those areas. In the event that a significant portion of the pool of Credit Investments have underlying borrowers or obligors resident or operating in certain regions, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these regions in particular could adversely impact the delinquency and default rates of the Credit Investments and could impact Fund performance.

Prepayments may reduce the amount of interest we accrue on a given Credit Investment.

Borrowers or obligors under a Credit Investment may decide to prepay all or a portion of the remaining principal amount due at any time, and, in some cases, without penalty (certain Credit Investments may provide for prepayment penalties). In the event of a prepayment of the entire remaining unpaid principal amount due under a Credit Investment, further interest will not accrue after the principal has been paid in full. If the borrower or obligor prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and we will not receive all of the interest payments that the Fund may have originally expected to receive on the loan.

Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate.

Reinvestment risk is the risk that income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate. A decline in income could affect the value of our Shares, our overall return and our distributions to Shareholders.

Credit Investment default rates may be significantly affected by economic downturns or general economic conditions.

Default rates of Credit Investments may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Credit Investments to increase.

We are subject to risks associated with the manner in which our investments are valued.

Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for many of the investments that we make. Many Credit Investments can be difficult to value by virtue of the fact that they are generally not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less observable market data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. We will value these securities at fair value as determined in good faith pursuant to our valuation procedures.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities and/or assets in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such inputs used in the determination of the fair value of our investments may be unaudited or may be subject to little verification or other due diligence. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

Significant increases or decreases in unobservable inputs, such as loss adjusted discount rates, projected loss rates or market yield, would result in a decrease or increase, respectively, in the fair value measurement. Because such valuations are inherently uncertain, the valuations may fluctuate significantly over short periods due to changes in current market conditions. Our determinations of fair value of our Credit Investments may differ materially from the values that would have been used if an active market and market quotations existed for these loans. Our returns could be adversely affected if the determinations regarding the fair value of our Credit Investments were materially different than the values that we may realize upon the disposal of such instruments.

In addition to the above general risks associated with Credit Investments, the Fund is subject to various risks specific to particular categories of such instruments, as follows:

INVESTMENT-RELATED RISKS—ASSET-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES/SECURITIZATIONS/STRUCTURED FINANCE SECURITIES/CDOs AND CLOs:

Asset-backed securities and mortgage-backed securities in which we may invest often involve risks that are different from risks associated with other types of debt instruments.

Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities (sometimes referred to as “equity”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

Mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investment may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss. In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to refinance or sell their properties in order to realize their equity therein, lower their financing costs, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Residential Mortgage-Backed Securities (“RMBS”). RMBS are mortgage-backed securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.

At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are fixed income instruments that are secured by mortgage loans on commercial real property. CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS or Subordinated CMBS.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

Securitization of our assets subjects us to various risks.

We may securitize assets to generate cash for funding new investments. We use the term “securitize” to describe a form of leverage under which a fund such as us (sometimes referred to as an “originator” or “sponsor”) transfers income producing assets to an SPV, which is established solely for the purpose of holding such assets and entering into a structured finance transaction. The SPV then issues notes secured by such assets. The SPV may issue the notes in the capital markets either publicly or privately to a variety of investors, including banks, non-bank financial institutions and other investors. There may be a single class of notes or multiple classes of notes, the most senior of which carries less credit risk and the most junior of which may carry substantially the same credit risk as the equity of the SPV.

An important aspect of most debt securitization transactions is that the sale or contribution of assets into the SPV be considered a true sale or contribution for accounting purposes and that a reviewing court would not consolidate the SPV with the operations of the originator in the event of the originator’s bankruptcy based on equitable principles. Viewed as a whole, a debt securitization seeks to lower risk to the note purchasers by isolating the assets collateralizing the securitization in an SPV that is not subject to the credit and bankruptcy risks of the originator. As a result of this perceived reduction of risk, debt securitization transactions frequently achieve lower overall leverage costs for originators as compared to traditional secured lending transactions.

In accordance with the above description, to securitize loans, we may create a wholly-owned subsidiary and contribute a pool of our assets to such subsidiary. The SPV may be funded with, among other things, whole loans or interests from other pools and such loans may or may not be rated. The SPV would then sell its notes to purchasers who we would expect to be willing to accept a lower interest rate and the absence of any recourse against us to invest in a pool of income producing assets to which none of our creditors would have access. We would retain all or a portion of the equity in the SPV. An inability to successfully securitize portions of our portfolio or otherwise leverage our portfolio through secured and unsecured borrowings could limit our ability to grow our business and fully execute our business strategy, and could decrease our earnings. However, the successful securitization of portions of our portfolio exposes us to a risk of loss for the equity we retain in the SPV and might expose us to greater risk on our remaining portfolio because the assets we retain may tend to be those that are riskier and more likely to generate losses. A successful securitization may also impose financial and operating covenants that restrict our business activities and may include limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code. The 1940 Act may also impose restrictions on the structure of any securitizations.

Interests we hold in the SPV, if any, will be subordinated to the other interests issued by the SPV. As such, we will only receive cash distributions on such interests if the SPV has made all interest and other required payments on all other interests it has issued. In addition, our subordinated interests will likely be unsecured and rank behind all of the secured creditors, known or unknown, of the SPV, including the holders of the senior interests it has issued. Consequently, to the extent that the value of the SPV’s portfolio of assets has been reduced as a result of conditions in the credit markets, or as a result of defaults, the value of the subordinated interests we retain would be reduced. Securitization imposes on us the same risks as borrowing except that our risk in a securitization is limited to the amount of subordinated interests we retain, whereas in a borrowing or debt issuance by us directly we would be at risk for the entire amount of the borrowing or debt issuance.

If the SPV is not consolidated with us, our only interest will be the value of our retained subordinated interest and the income allocated to us, which may be more or less than the cash we receive from the SPV, and none of the SPV’s liabilities will be reflected as our liabilities. If the assets of the SPV are not consolidated with our assets and liabilities, then the leverage incurred by such SPV may or may not be treated as borrowings by us for purposes of the requirement that we not issue senior securities in an amount in excess of our net assets.

We may also engage in transactions utilizing SPVs and securitization techniques where the assets sold or contributed to the SPV remain on our balance sheet for accounting purposes. If, for example, we sell the assets to the SPV with recourse or provide a guarantee or other credit support to the SPV, its assets will remain on our balance sheet. Consolidation would also generally result if we, in consultation with the SEC, determine that consolidation would result in a more accurate reflection of our assets, liabilities and results of operations. In these structures, the risks will be essentially the same as in other securitization transactions but the assets will remain our assets for purposes of the limitations described above and the leverage incurred by the SPV will be treated as borrowings incurred by us for purposes of our limitation on the issuance of senior securities.

The Adviser may have a conflict of interest with respect to potential securitizations in as much as securitizations that are not consolidated may reduce our assets for purposes of determining the Management Fee although in some circumstances the Adviser may be paid certain fees for managing the assets of the SPV so as to reduce or eliminate any potential bias against securitizations.

Cayman Islands SPV subsidiary risk.

We invest in a wholly-owned SPV subsidiary formed under the laws of the Cayman Islands. Such SPV is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SPV, respectively, are organized, could result in the inability of the Fund and/or the SPV to operate as described in this prospectus and could negatively affect the Fund and its Shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on certain entities. If Cayman Islands law changes such that the subsidiary would be required to pay Cayman Islands governmental authority taxes, Shareholders would likely suffer decreased investment returns. Because the SPV would generally be considered a controlled foreign corporation for U.S. federal income tax purposes, we would be treated as having received certain income of this subsidiary, even if such income is not distributed to us. The Fund complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the SPV. The SPV also complies with the provisions of the 1940 Act relating to affiliated transactions and custody (Section 17). See also “Material U.S. Federal Income Tax Considerations.”

To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB.

We may securitize our assets to create incremental levered returns for our Shareholders. On December 15, 2004, the SEC approved the final regulations covering the registration, disclosure, communications, and reporting requirements for asset-backed securities, or Regulation AB, which became effective January 1, 2006. On August 27, 2014, the SEC adopted revisions to Regulation AB. Regulation AB contains disclosure requirements applicable to registered securitizations, including requirements to provide historical financial data with respect to either prior securitized pools of the same asset class or prior originations and information with respect to the background, experience and roles of the various transaction parties, including those involved in the origination, sale or servicing of the loans in the securitized pool. Moreover, annual assessments of compliance with servicing criteria by servicers and attestation reports from an independent registered public accounting firm must be obtained with respect to securitized pools of loans.

In addition, compliance with Regulation AB may increase our cost of doing business as we are required to develop systems and procedures to ensure that we do not violate any aspect of these new requirements.

Structured Finance Securities.

A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

CDO and CLO risks.

Our Credit Investments may include CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such senior secured debt obligations and/or loans; (iv) the complex structure of the CDOs and/or CLOs and their interests may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (vi) investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies; (vii) the potential for interruption and deferral of cash flow to our investments in the equity and junior debt tranches of CDOs and/or CLOs; (viii) interests in CDOs and/or CLOs may be illiquid; (ix) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (x) we may invest with collateral managers that have no or limited performance or operating history; (xi) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect us; (xii) the loans underlying the CDOs and/or CLOS may be sold and replaced resulting in a loss to us;

(xiii) we may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiv) investments in equity and junior debt tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss. The foregoing risks are further described below.

Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies.

Generally, there may be less information available to us regarding the underlying debt investments held by CDOs and/or CLOs than if we had invested directly in the debt of the underlying companies. As a result, our Shareholders will not know the details of the underlying securities of the CDOs and/or CLOs in which we will invest. Our investments in the equity and junior debt tranches of CDOs and/or CLOs will also be subject to the risk of leverage associated with the debt issued by such CDO and/or CLO and the repayment priority of senior debt holders in such CDOs and/or CLOs. Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations.

CDOs and CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations and loans. Accordingly, payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations and loans, net of all management fees and other expenses. Payments to us as a holder of CDO and/or CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of senior secured debt obligations and/or loans may adversely impact returns.

CDO and CLO investments are exposed to leveraged credit risk.

We may be in a subordinated position with respect to realized losses on the senior secured debt obligations underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs. The leveraged nature of equity and junior debt tranches of CDOs and/or CLOs, in particular, magnifies the adverse impact of defaults. CDO and/or CLO investments represent a leveraged investment with respect to the underlying senior secured debt obligation and/or loan. Therefore, changes in the market value of the CDO and/or CLO investments could be greater than the change in the market value of the underlying senior secured debt obligations and/or loans, which are subject to credit, liquidity and interest rate risk.

There is the potential for interruption and deferral of cash flow.

If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CDO and/or CLO (e.g., due to defaults), then cash flow that otherwise would have been available to pay the distribution on the CDO and/or CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured debt obligations, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CDO and/or CLO investments, which would adversely impact our returns.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign CDOs and/or CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CDOs and/or CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CDOs and/or CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.

Although our investments are generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Investments in CDOs and/or CLOs may be illiquid.

We may invest in CDOs and/or CLOs that are considered illiquid. CDOs and CLOs that are illiquid cannot be sold within seven days in the ordinary course of business at approximately the value used by us in determining our net asset value. We may not be able to readily dispose of such CDOs and/or CLOs at prices that approximate those at which we could sell such CDOs and/or CLOs if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of CDOs and/or CLOs, thereby adversely affecting our net asset value and ability to make dividend distributions. CDOs and/or CLOs may not be readily marketable and may be subject to restrictions on resale. CDOs and/or CLOs are generally not listed on any U.S. national securities exchange and no active trading market may exist for the CDOs and/or CLOs in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of CDOs and/or CLOs has generally been distributed across a wide range of holders, some of whom we believe may continue to face near- to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our CDOs and/or CLOs if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in CDOs and/or CLOs that are not readily marketable or are subject to restrictions on resale.

We may invest in assets with no or limited performance or operating history.

We may invest in CDOs and/or CLOs with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns. Consequently, our profitability, net asset value and share price could be adversely affected.

The payment of underlying collateral manager fees and other charges could adversely impact our returns.

We may invest in CDOs and/or CLOs that are subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.

The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us.

There can be no assurance that, in relation to any CDO or CLO investment, in the event that any of the senior secured loans underlying such investment are prepaid, the CDO or CLO collateral manager will be able to reinvest such proceeds in new senior secured loans with equivalent investment returns. If the CDO or CLO collateral manager cannot reinvest in new senior secured loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.

CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk.

CDO and CLO investments and/or the underlying senior secured debt obligations or loans may prepay more quickly than expected, which could have an adverse impact on our net asset value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CDO or CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.

Furthermore, CDO and CLO investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).

The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.

Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.

We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest.

We will not be able to directly enforce any rights and remedies in the event of a default of a senior secured debt obligation or loan held by a CDO or CLO vehicle. In addition, the terms and conditions of the senior secured debt obligations or loans underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from senior secured loans could be modified, amended or waived in a manner contrary to our preferences.

We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest.

The terms and conditions of a CDO and/or CLO investments may be amended, modified or waived only by the agreement of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche. Consequently, the terms and conditions of the payment obligations arising from the CDOs and/or CLOs in which we invest could be modified, amended or waived in a manner contrary to our preferences.

Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us.

The senior secured debt obligations and/or loans underlying our CDO and/or CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CDO and/or CLO indenture and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.

Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

CDOs and/or CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CDOs and/or CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC.

If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CDO and/or CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

INVESTMENT RELATED RISKS – ACCOUNTS RECEIVABLES:

The Fund may invest in Credit Investments secured by receivables, such as credit card receivables and automobile receivables. The Fund may invest directly in these investments. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase. In addition, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. In recent years, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. As a result of these events, the value of securities backed by receivables from the sale or lease of automobiles may be adversely affected.

INVESTMENT RELATED RISKS – SECOND LIEN OR OTHER SUBORDINATED (MEZZANINE) OR UNSECURED LOANS OR DEBT:

The Fund may invest in Credit Investments secured by mezzanine or unsecured loans/debt. The Fund may also invest directly in these instruments. Second lien or other subordinated (mezzanine) or unsecured loans or debt generally are subject to similar risks as those associated with investments in senior loans. In addition, because second lien or other subordinated (mezzanine) or unsecured loans or debt are subordinated in payment and/or lower in lien priority to senior loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, may have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

INVESTMENT-RELATED RISKS—DERIVATIVES

We may be exposed to additional risks associated with derivative investments.

We may engage in derivative transactions in which we may purchase and sell a variety of derivative instruments, including taking long and short positions in exchange-listed and over-the-counter futures, forwards, swaps and similar instruments, credit transactions and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments.

Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The use of derivatives for other than hedging purposes may be considered a speculative trading practice, and involves greater risks than are involved in hedging. The Fund’s derivatives strategy may not be successful and could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). More detail on particular derivatives that may be utilized is discussed below.

Swaps are derivatives, whereby in a typical swap transaction, two parties agree to exchange an amount equal to the return, based upon an agreed-upon notional value, earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

The SEC recently adopted rules limiting funds’ leverage risk based on value-at-risk (“VaR”) and generally limiting the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, these rules may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions, which may affect the Fund’s ability to achieve its investment objective or make to more costly to do so.

INVESTMENT-RELATED RISKS—OTHER INSTRUMENTS/SECURITIES:

Risks of Investing in Real Estate.

The Fund may make debt and other investments related to real estate. A number of factors may prevent the Fund from generating sufficient net cash flow from real estate investments or may adversely affect the value of the real estate investments, or both, resulting in less cash available for distribution, or a loss, to the Fund. Key factors include:

●	national economic conditions;

●	regional and local economic conditions (which may be adversely impacted by plant closings, business layoffs, industry slow-downs, weather conditions, natural disasters, and other factors);

●	local real estate conditions (such as over-supply of or insufficient demand for office space);

●	changing demographics;

●	perceptions by prospective tenants of the convenience, services, safety, and attractiveness of a property;

●	the ability of property managers to provide capable management and adequate maintenance;

●	the quality of a property’s construction and design;

●	increases in costs of maintenance, insurance, and operations (including energy costs and real estate taxes);

●	changes in applicable laws or regulations (including tax laws, zoning laws, or building codes);

●	potential environmental and other legal liabilities;

●	the level of financing used and increases in interest rate levels on such financings, both of which may increase the risk of loss to the Fund;

●	the availability and cost of refinancing;

●	the ability to find suitable tenants for a property and to replace any departing tenants with new tenants;

●	potential instability, default or bankruptcy of tenants in the properties owned by the Fund; and

●	the relative illiquidity of real estate investments in general, which may make it difficult to sell a property at an attractive price within a reasonable time frame.

General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans.

The Fund may invest in commercial or residential real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt, b-notes, preferred equity and first mortgage loans, such as higher loan-to-value senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing real estate Credit Investments. Non-performing real estate Credit Investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate Credit Investments carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.

Other Risks Associated with Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage Credit Investments. The value of the Fund’s commercial mortgage Credit Investments will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage Credit Investments and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multi-family, retail, office, and hospitality); (ii) the terms and structure of the mortgage Credit Investments; and (iii) any specific limits to legal and financial recourse upon a default under the terms of such Credit Investments.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Residential Mortgage Loans. The default rate for residential mortgage loans may continue to increase due in large part to borrowers’ inability or unwillingness to carry the mortgage loan on a current basis, increased mortgage loan carrying costs resulting from resets of adjustable rate mortgages and increases in taxes and insurance, the inability of borrowers to refinance mortgage loans and general factors that reduce the ability of the borrower to pay its mortgage loan obligations, including loss of employment, increased cost of living and unexpected significant bills such as healthcare-related expenses. Lenders may exercise their foreclosure rights which will further decrease the value of the residential real estate as foreclosure sales are often at lower prices than sales in the ordinary course. Such conditions could further decrease the value of the residential real estate. The Fund could face increased default rates on sub-performing and non-performing mortgage loans to which it has direct or indirect economic exposure, including loans that were modified with the expectation that they would be re-performing loans.

Real Estate Investment Trusts Risk.

Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reverse Repurchase Agreements Risk.

Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. Reverse repurchase agreements are subject to the leverage restrictions discussed above with respect to the use of derivatives.

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign issuers/obligations which expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Although our investments are expected to be generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Emerging Market Securities Risk.

Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks associated with investment in foreign securities. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

We may invest in equity securities, which may be more volatile than other investments.

The value of a particular equity security in which we may invest may decrease. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. Equity securities tend to be more volatile than bonds and money market instruments. In the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks may increase fluctuations in the Fund’s NAV.

Risks of Shorting Equity Securities.

In seeking to achieve the Fund’s objective, the Fund may, from time to time (and not as a part of its principal strategy), effect short sales of equity securities. To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in equity securities sold short are more risky than long positions (purchases) in equity securities because there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the equity security sold short and the equity securities being hedged. Any short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may result in increased transaction costs to the Fund. Any short selling could subject the Fund to increased leverage risk. See “Use of Leverage.”

We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans.

There is less readily available and reliable information about most senior loans than is the case for many other types of instruments, including listed securities. Senior loans are not listed on any national securities exchange or automated quotation system and as such, many senior loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund’s NAV and difficulty in valuing the Fund’s portfolio of senior loans.

Senior loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a senior loan will result in a reduction of income to the Fund, a reduction in the value of the senior loan and a potential decrease in the Fund’s NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Adviser relies primarily on its own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

Investing in private companies/issuers involves a high degree of risk.

Our investment portfolio may consist of, among other things, loans to, and investments in, private companies or issuers. Investments in private ventures, vehicles or businesses involve a high degree of business and financial risk, which can result in substantial losses and, accordingly, should be considered speculative. There is generally very little publicly available information about these issuers, and we rely significantly on the due diligence of the members of the investment team to obtain information in connection with our investment decisions. It is thus difficult, and often impossible, to protect the Fund from the risk of fraud, misrepresentation or poor judgment by these issuers.

ETF Risk.

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Other Investment Companies Risk.

The Fund may also, subject to applicable regulatory limits, invest in securities of other open- or closed-end investment companies (including ETFs and Business Development Companies (“BDCs”)) that invest primarily in the types of securities in which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments.

The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk.

The Fund may also invest in preferred stock. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Convertible Securities Risk.

The Fund may also invest in convertible securities. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Warrants and Rights Risk.

The Fund may also invest in warrants and rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include convertible securities risk, counterparty risk, credit risk and market risk.

Our investments in restricted instruments may expose us to additional risks.

Investments in restricted instruments, including Credit Investments and securities that have not been registered under the Securities Act and are subject to restrictions on resale, could have the effect of increasing the amount of our assets invested in illiquid investments if eligible investors are unwilling to purchase these instruments. Restricted instruments may be difficult to dispose of at the price at which we value the instruments and at the times when we believe it is desirable to do so. The market price of illiquid and restricted instruments generally is more volatile than that of more liquid instruments, which may adversely affect the price that we recover upon the sale of such instruments. Illiquid and restricted instruments are also more difficult to value, especially in challenging markets. Investment of our assets in illiquid and restricted instruments may restrict our ability to take advantage of market opportunities. The risks associated with illiquid and restricted instruments may be particularly acute in situations in which our operations require cash (such as in connection with share repurchases) and could result in us borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted instruments. In order to dispose of an unregistered instrument, we, where we have contractual rights to do so, may have to cause such instrument to be registered. A considerable period may elapse between the time the decision is made to sell the instrument and the time the instrument is registered, therefore enabling us to sell it. Contractual restrictions on the resale of instruments vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the instruments. In either case, we would bear market risks during that period.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.

The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth. There can be no guarantee that this arrangement will remain in place.

U.S. Treasury Obligations.

The Fund may also invest in U.S. Treasury obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of the Fund’s Treasury obligations to decline.

Foreign Government Obligations.

The Fund may also invest in foreign government obligations issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A foreign government’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign government’s policy toward international lenders, and the political constraints to which such government may be subject. In addition, there may be no legal recourse against a foreign government in the event of a default.

The risks typically associated with foreign government obligations include credit risk, the risks associated with investments in foreign securities and market risk.

Money Market Funds Risk.

The Fund may also invest cash in, or hold as collateral for certain investments, shares of registered money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. Investments in zero-coupon and payment-in-kind securities are subject to certain risks, including that market prices of zero-coupon and payment-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon and payment-in-kind securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its Shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes. Since these instruments require judgment about the collectability of the deferred payments versus the value of any associated collateral, this may introduce additional unreliability in their valuations. The higher yields and interest rates on deferred interest, pay-in-kind and zero coupon bonds/notes may reflect the payment deferral and increased credit risk associated with such instruments. In addition, under certain circumstances, the deferral of interest on these securities may also reduce the loan-to-value ratio at a compounding rate.

Commercial Paper.

The Fund may also invest in commercial paper. Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. The risks typically associated with commercial paper include credit risk and liquidity risk. These instruments are generally unsecured, which increases the credit risk associated with this type of investment.

STRUCTURAL AND MARKET-RELATED RISKS:

Coronavirus (COVID-19) Risk.

The pandemic caused by the coronavirus disease (COVID-19) and its variants has resulted in, and may continue to result in significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. These actions caused and continue to cause the disruption of manufacturing supply chains and consumer demand in certain economic sectors, resulting in significant disruptions in local and global economies. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties present unknowns that are yet to unfold. The impacts, as well as uncertainty over the impacts to come, of COVID-19 and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future, could negatively affect global economies and markets in ways that cannot necessarily be foreseen.

Fund performance may be negatively impacted by the continued economic impact of the COVID-19 pandemic. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and generally. The Fund may be particularly impacted due to its potential investment exposures in various countries. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund. Overall, the impacts, including the uncertainty over impacts to come, of COVID-19 may adversely affect the performance of the Fund.

Russia’s Invasion of Ukraine.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Use of leverage risk.

Any leverage utilized by the Fund will have seniority over our Shares and may be secured by the assets of the Fund. The use of leverage by the Fund can magnify the effect of any losses. Drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, our Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on our Shares will be less than if leverage had not been used. Leverage involves risks and special considerations for Shareholders including:

●	the likelihood of greater volatility of NAV (and market price) of our Shares than a comparable portfolio without leverage;

●

the risk that fluctuations in interest rates on leverage, including Borrowings (defined below), that we may pay will reduce the return to Shareholders or will result in fluctuations in the dividends paid on our Shares; and

●

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of our Shares than if we were not leveraged (which may result in a greater decline in the market price of our shares).

There can be no assurances that a leveraging strategy will be successful. We may continue to use leverage if the benefits to the Shareholders of maintaining the leveraged position are believed by the Board to outweigh any current reduced return.

Our ability to raise additional capital may be limited.

We may in the future issue debt securities or preferred shares or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments to repay a portion of our indebtedness at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our Shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to Shares in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our Shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Shares or otherwise be in your best interest. The Fund does not expect to issue preferred shares within 12 months from the date of this prospectus.

If we raise additional funds by issuing more Shares, then the percentage ownership of our Shareholders at that time will decrease, and you may experience dilution.

We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares.

Our investment objective is described in “Investment Objective, Strategies and Policies-Investment Philosophy and Process.” This investment objective may be changed by our Board if we provide our Shareholders with at least 60 days prior notice. In addition, our Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, performance or the value of our Shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our Shares are not traded on a national securities exchange, you will be limited in your ability to sell your Shares in response to any changes in our investment objective, policies, investment criteria or strategies.

The amount of any distributions we may make is uncertain.

Our distributions may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our public offering. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.

We currently intend to declare and pay dividends/distributions of substantially all net investment income quarterly, but in no event less frequently than annually. We also intend to distribute substantially all net realized capital gains at least annually. We will pay these distributions to our Shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, we have not listed our Shares for trading on any securities exchange, and we do not expect any secondary market to develop for our Shares unless they are traded on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although we will conduct quarterly repurchase offers of our shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “Periodic Repurchase Offers.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, shares will not be redeemable at an investor’s option (other than pursuant to our repurchase policy, as defined below). The NAV of our Shares may be volatile. As our Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly we perform. We are designed for long-term investors and not as a trading vehicle. Moreover, our Shares will not be eligible for “short sale” transactions or other directional hedging products.

Our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations.

We rely upon our Adviser and key personnel to manage the Fund.

We are subject to management risk because we are an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of Credit Investments may prove to be incorrect. In addition, the implementation of our investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on us during the transitional period that would be required for a successor to assume the responsibilities of the position.

Since we have no employees, we depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of our portfolio manager or certain other key professionals of the Adviser could have a material adverse effect on our ability to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.

If the Advisory Agreement or other essential service provider agreement is terminated, it may adversely affect the quality of our investments and shareholder services. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or other essential service provider.

We are subject to non-diversification risk.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M.

An investment in our Shares should not be considered a complete investment program.

The Fund is intended for investors seeking income over the long-term, and is not intended to be a short-term trading vehicle. An investment in our Shares should not be considered a complete investment program. Each investor should take into account our investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in our Shares.

We are subject to affiliated party and co-investment restrictions.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

The Fund’s investment strategy contemplates that the Fund may invest capital in negotiated transactions that are sourced by the Adviser or its managing member, One William Street Capital Management, L.P. These transactions may include transactions that are privately negotiated and sourced on a proprietary basis. Because the Adviser may manage other investment funds whose mandates include participating in such transactions, such investments will need to be made on a co-investment basis. The 1940 Act imposes significant limits on co-investment with affiliates of the Adviser.

The Adviser has received an exemptive order from the SEC (the “Order”) granting funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

Under the terms of the Order, the Fund has the opportunity to participate in co-investment opportunities that align with the Fund’s investment objective and strategies. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. In addition, a majority of the Independent Trustees generally must make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to the Fund by the SEC, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Our repurchase policy may subject us to additional risks.

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, our net assets. To the extent that additional Shares are not sold, a reduction in our net assets may increase our expense ratio (subject to the Adviser’s reimbursement of expenses) and limit our investment opportunities.

If a repurchase offer is oversubscribed by Shareholders, we will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

We may find it necessary to hold a portion of our net assets in cash or other liquid assets, sell a portion of our portfolio investments or borrow money in order to finance any repurchases of our Shares. We may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with our investments, which could potentially limit our ability to generate income. We also may be required to sell our more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase our expenses. Although most, if not all, of our investments are expected to be illiquid and the secondary market for such investments is likely to be limited, we believe we would be able to find willing purchasers of our investments if such sales were ever necessary to supplement cash generated by payments received in connection with our investments. However, we may be required to sell such investments during times and at prices when we otherwise would not, which may cause us to lose money. We may also borrow money in order to meet our repurchase obligations. There can be no assurance that we will be able to obtain financing for our repurchase offers. If we borrow to finance repurchases, interest on any such borrowings may negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing our expenses (subject to the Adviser’s reimbursement of expenses, if any) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit our ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide us with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to us as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “Periodic Repurchase Offers” below for additional information on, and the risks associated with, our repurchase policy.

The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested.

Since the management fee paid to the Adviser is based on gross assets of the Fund, the Adviser’s management fee will take into account cash, and cash equivalents and all other assets held by the Fund, even if the Fund is not at all times fully invested.

Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders.

Our Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to offerings of shares or senior securities by us, which allows the Adviser to earn increased management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser. Moreover, as the management fee is charged on gross assets (without deduction of liabilities) of the Fund, the Adviser has an incentive to cause the Fund to incur leverage.

This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.

This offering is being made on a best efforts basis, whereby the underwriter participating in the offering is only required to use its best efforts to sell our Shares and has no firm commitment or obligation to purchase any of our Shares. If we are not able to raise additional funds, the opportunity to make a broad range of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base.

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.

Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Expense Risk.

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s expense limitation agreement (the “ELA”) mitigates this risk. However, there is no assurance that the Adviser will renew the ELA beyond its current term. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus.

U.S. FEDERAL INCOME TAX RISKS:

We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.

To maintain status as a RIC under the Code, we must meet annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”

●

The annual distribution requirement for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

●	The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.

●

The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of our assets and more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If, for any taxable year, we do not qualify as a RIC for U.S. federal income tax purposes, we would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to our Shareholders would not be deductible by us in computing our taxable income for U.S. federal income tax purposes. As a result of such taxes, NAV per Share and amounts distributed to Shareholders may be substantially reduced. Also, in such event, our distributions, to the extent derived from our current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Shareholders, and non-corporate Shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, we might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would negatively impact our returns. In such event, our Board may determine to reorganize or close the Fund or materially change our investment objective and strategies. See “Material U.S. Federal Income Tax Considerations.”

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with pay-in-kind interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash, including as a result of any investments in PFICs or CFCs and the election we may make to have our investments taxed on a mark-to-market basis under Section 475(f) of the Code. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. See “Material U.S. Federal Income Tax Considerations-Taxation as a RIC.”

RISKS RELATED TO OUR ADVISER AND ITS AFFILIATES:

Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

Our Adviser and/or its partners and professionals (collectively, the “Adviser”) serve or may serve as officers, partners, members, employees, trustees, managers and advisers or principals of entities, including private funds managed by the Adviser, that operate in the same or a related line of business as we do. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our Shareholders. Our investment objective may overlap with the investment objectives of such investment companies, funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which may be related or unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

OTHER RISKS:

Portfolio Turnover.

A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes capital gains when it sells investments, it generally must pay those gains to Shareholders, increasing its taxable distributions, including distributions of short-term capital gain, which are taxable as ordinary income to Shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Temporary Defensive and Interim Investments.

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Class I [Member] | We are subject to credit risks and risks associated with below investment grade securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to credit risks and risks associated with below investment grade securities.

While the Fund’s investments are expected to consist of predominantly structured credit and securitized debt instruments, some of our investments are subject to greater credit risk than others. Credit risk is the risk that an issuer of, or obligor under, a Credit Investment, may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a Credit Investment may decline because of concerns about the issuer’s or obligor’s ability or willingness to make such payments. This risk may be especially heightened for certain of our Credit Investments which may be rated below investment grade, as well as Credit Investments that may be of credit quality comparable to securities rated below investment grade by a rating agency. Such below investment grade securities are commonly referred to as “junk” or “high yield” securities. Such securities or Credit Investments of comparable credit quality, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. In addition, these securities and Credit Investments of comparable credit quality are generally more susceptible to decline in market value due to adverse economic and business developments and are often unsecured and subordinated to other creditors of the issuer. The market values for below investment grade securities or Credit Investments of comparable credit quality tend to be very volatile, and these instruments are generally less liquid than investment grade securities.

Class I [Member] | We are subject to interest rate risk - Credit Investments may decline in value because of changes in market interest rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to interest rate risk—Credit Investments may decline in value because of changes in market interest rates.

Interest rate risk is the risk that fixed rate instruments will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such instruments generally will fall. Longer-term fixed rate instruments are generally more sensitive to interest rate changes. Moreover, an increase in interest rates (as we have experienced in recent periods) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of Credit Investments in which we may invest. Because the values of lower-rated and comparable unrated fixed rate instruments are more affected both by credit risk and interest rate risk, the price movements of such lower grade instruments in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality instruments in response to changes in market interest rates.

Our use of leverage, as described in this prospectus, will tend to increase our interest rate risk. For example, a change in market interest rates could adversely impact our ability to utilize leverage due to an increase in the cost of borrowings, which could reduce our net investment income.

Any structured or other investment vehicles in which we may invest may be similarly subject to the foregoing interest rate risks. In addition, rising interest rates could affect the ability of the operating companies in which we may directly or indirectly invest to service their debt obligations and, therefore, could adversely impact our investments in such companies.

Because we may borrow money to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates (as we have experienced in recent periods), our cost of funds would increase, except to the extent we have issued fixed rate debt, which could reduce our net investment income.

We may employ hedging techniques seeking to minimize interest rate risk, but there can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to hedge against an interest rate fluctuation that is so generally anticipated that the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuation.

Class I [Member] | We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be subject to risks associated with the discontinuation of the London Interbank Offered Rate (“LIBOR”).

The Fund’s investments, payment obligations and financing terms may rely in some fashion on LIBOR. On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021. The FCA and the ICE Benchmark Administration have since announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings are continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Uncertainty related to the liquidity impact of changes in reference rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. Certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund. The Adviser monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s), such as the SOFR, which the U.S. Federal Reserve is promoting as the alternative reference rate to LIBOR.

Class I [Member] | Credit Investments may have limited or no liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Investments may have limited or no liquidity.

Many of our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, potentially preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations. Many Credit Investments are not traded on a reliable secondary market, nor may one ever develop, and, as such, Credit Investments should be considered illiquid. We may not be able to sell any of our Credit Investments even under circumstances when the Adviser believes it would be in our best interests to sell such investments. In such circumstances, the overall returns to us from our Credit Investments may be adversely affected. Moreover, certain Credit Investments are subject to certain additional significant restrictions on transferability.

Class I [Member] | We may be exposed to risks associated with inadequate collateral of Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to risks associated with inadequate collateral of Credit Investments.

To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment. For example, with respect to real estate-related loans, the real property security for the loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Credit Investment, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower or obligor under a secured Credit Investment enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Credit Investment and to permit the borrower to repay the Credit Investment over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple obligations of a borrower or obligor. To the extent that collateral secures more than one obligation, the liquidation proceeds of such collateral may not be sufficient to fully cover all such obligations.

Class I [Member] | We may be exposed to risks associated with covenant-lite loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to risks associated with covenant-lite loans.

Some of the loans in which we may invest directly or indirectly may be “covenant-lite” loans. We use the term “covenant-lite” loans to refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent we invest directly or indirectly in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Class I [Member] | If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest.

Our ability to generate income through our Credit Investments is dependent upon the borrowers or obligors making required payments under such Credit Investments. If a borrower or obligor is unable to make payments on a Credit Investment, we may be greatly limited in our ability to recover any outstanding principal and interest under such loan.

Certain Credit Investments in which we invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. To the extent a Credit Investment is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Credit Investment.

The terms of certain Credit Investments may not restrict the borrowers or obligors from incurring additional debt. If a borrower or obligor under a Credit Investment incurs additional debt, the additional debt may adversely affect the borrower’s or obligor’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower or obligor. This circumstance would ultimately impair the ability of the borrower or obligor to make payments on its Credit Investment and our ability to receive the principal and interest payments that we expect to receive on such Credit Investment. To the extent borrowers or obligors incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower or obligor may impair the borrower’s or obligor’s ability to make payments. We will not be informed of any additional debt incurred by a borrower or obligor under a Credit Investment, or whether such debt is secured.

Where a borrower or obligor is an individual, if the borrower or obligor dies while the Credit Investment is outstanding, the borrower’s or obligor’s estate may not have sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other obligations. Numerous other events could impact an individual’s ability or willingness to repay a Credit Investment, including divorce or sudden significant expenses.

If a borrower or obligor files for bankruptcy, further collection action will not be permitted absent court approval and it is possible that a borrower’s or obligor’s liability under a Credit Investment will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors receive only a fraction of any amount outstanding on the loan, if anything.

If a borrower or obligor is located in a non-U.S. jurisdiction it may be more difficult and costly for the Fund to enforce the terms of its Credit Investment than if the borrower or obligor were located in the U.S. Adverse economic conditions in foreign jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on Credit Investments may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on foreign Credit Investments could be higher than those experienced with Credit Investments located in the U.S.

Class I [Member] | We may be exposed to geographic concentration risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to geographic concentration risk.

We are not subject to any geographic restrictions when investing in Credit Investments and therefore could be concentrated in a particular region. A geographic concentration of the Credit Investments may expose us to an increased risk of loss due to risks associated with certain regions. Certain regions from time to time will experience weaker economic conditions and, consequently, will likely experience higher rates of delinquency and loss. In addition, natural disasters in specific geographic regions may result in higher rates of delinquency and loss in those areas. In the event that a significant portion of the pool of Credit Investments have underlying borrowers or obligors resident or operating in certain regions, economic conditions, localized weather events, environmental disasters, natural disasters or other factors affecting these regions in particular could adversely impact the delinquency and default rates of the Credit Investments and could impact Fund performance.

Class I [Member] | Prepayments may reduce the amount of interest we accrue on a given Credit Investment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayments may reduce the amount of interest we accrue on a given Credit Investment.

Borrowers or obligors under a Credit Investment may decide to prepay all or a portion of the remaining principal amount due at any time, and, in some cases, without penalty (certain Credit Investments may provide for prepayment penalties). In the event of a prepayment of the entire remaining unpaid principal amount due under a Credit Investment, further interest will not accrue after the principal has been paid in full. If the borrower or obligor prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on such prepaid portion, and we will not receive all of the interest payments that the Fund may have originally expected to receive on the loan.

Class I [Member] | Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate.

Reinvestment risk is the risk that income from our portfolio will decline if we invest the proceeds from matured, traded or called investments at market interest rates that are below our portfolio’s current earnings rate. A decline in income could affect the value of our Shares, our overall return and our distributions to Shareholders.

Class I [Member] | Credit Investment default rates may be significantly affected by economic downturns or general economic conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Investment default rates may be significantly affected by economic downturns or general economic conditions.

Default rates of Credit Investments may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on Credit Investments to increase.

Class I [Member] | We are subject to risks associated with the manner in which our investments are valued [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to risks associated with the manner in which our investments are valued.

Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation procedures. Typically, there will not be a public market for many of the investments that we make. Many Credit Investments can be difficult to value by virtue of the fact that they are generally not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter secondary market for institutional investors. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less observable market data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. We will value these securities at fair value as determined in good faith pursuant to our valuation procedures.

Certain factors that may be considered in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities and/or assets in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such inputs used in the determination of the fair value of our investments may be unaudited or may be subject to little verification or other due diligence. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Because such valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed or if we tried to sell our investments. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

Significant increases or decreases in unobservable inputs, such as loss adjusted discount rates, projected loss rates or market yield, would result in a decrease or increase, respectively, in the fair value measurement. Because such valuations are inherently uncertain, the valuations may fluctuate significantly over short periods due to changes in current market conditions. Our determinations of fair value of our Credit Investments may differ materially from the values that would have been used if an active market and market quotations existed for these loans. Our returns could be adversely affected if the determinations regarding the fair value of our Credit Investments were materially different than the values that we may realize upon the disposal of such instruments.

Class I [Member] | Asset-backed securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-backed securities. Asset-backed securities often involve risks that are different from risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets may be subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans or other obligations default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities (sometimes referred to as “equity”) is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk and liquidity risk.

Class I [Member] | Mortgage-backed securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investment may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss. In contrast, any factors having an opposite effect would be expected to cause the rate of prepayment of a pool of mortgage loans to slow.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to refinance or sell their properties in order to realize their equity therein, lower their financing costs, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Class I [Member] | Residential Mortgage-Backed Securities (“RMBS”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Residential Mortgage-Backed Securities (“RMBS”). RMBS are mortgage-backed securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans.

At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Class I [Member] | Commercial Mortgage-Backed Securities (“CMBS”) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are fixed income instruments that are secured by mortgage loans on commercial real property. CMBS typically take the form of multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They generally are structured to provide protection to investors in senior tranches against potential losses on the underlying mortgage loans. Such protection generally is provided by causing holders of subordinated classes of securities (“Subordinated CMBS”) to take the first loss in the event of defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization. The Fund may invest in CMBS or Subordinated CMBS.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and salability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

Class I [Member] | Securitization of our assets subjects us to various risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securitization of our assets subjects us to various risks.

We may securitize assets to generate cash for funding new investments. We use the term “securitize” to describe a form of leverage under which a fund such as us (sometimes referred to as an “originator” or “sponsor”) transfers income producing assets to an SPV, which is established solely for the purpose of holding such assets and entering into a structured finance transaction. The SPV then issues notes secured by such assets. The SPV may issue the notes in the capital markets either publicly or privately to a variety of investors, including banks, non-bank financial institutions and other investors. There may be a single class of notes or multiple classes of notes, the most senior of which carries less credit risk and the most junior of which may carry substantially the same credit risk as the equity of the SPV.

An important aspect of most debt securitization transactions is that the sale or contribution of assets into the SPV be considered a true sale or contribution for accounting purposes and that a reviewing court would not consolidate the SPV with the operations of the originator in the event of the originator’s bankruptcy based on equitable principles. Viewed as a whole, a debt securitization seeks to lower risk to the note purchasers by isolating the assets collateralizing the securitization in an SPV that is not subject to the credit and bankruptcy risks of the originator. As a result of this perceived reduction of risk, debt securitization transactions frequently achieve lower overall leverage costs for originators as compared to traditional secured lending transactions.

In accordance with the above description, to securitize loans, we may create a wholly-owned subsidiary and contribute a pool of our assets to such subsidiary. The SPV may be funded with, among other things, whole loans or interests from other pools and such loans may or may not be rated. The SPV would then sell its notes to purchasers who we would expect to be willing to accept a lower interest rate and the absence of any recourse against us to invest in a pool of income producing assets to which none of our creditors would have access. We would retain all or a portion of the equity in the SPV. An inability to successfully securitize portions of our portfolio or otherwise leverage our portfolio through secured and unsecured borrowings could limit our ability to grow our business and fully execute our business strategy, and could decrease our earnings. However, the successful securitization of portions of our portfolio exposes us to a risk of loss for the equity we retain in the SPV and might expose us to greater risk on our remaining portfolio because the assets we retain may tend to be those that are riskier and more likely to generate losses. A successful securitization may also impose financial and operating covenants that restrict our business activities and may include limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code. The 1940 Act may also impose restrictions on the structure of any securitizations.

Interests we hold in the SPV, if any, will be subordinated to the other interests issued by the SPV. As such, we will only receive cash distributions on such interests if the SPV has made all interest and other required payments on all other interests it has issued. In addition, our subordinated interests will likely be unsecured and rank behind all of the secured creditors, known or unknown, of the SPV, including the holders of the senior interests it has issued. Consequently, to the extent that the value of the SPV’s portfolio of assets has been reduced as a result of conditions in the credit markets, or as a result of defaults, the value of the subordinated interests we retain would be reduced. Securitization imposes on us the same risks as borrowing except that our risk in a securitization is limited to the amount of subordinated interests we retain, whereas in a borrowing or debt issuance by us directly we would be at risk for the entire amount of the borrowing or debt issuance.

If the SPV is not consolidated with us, our only interest will be the value of our retained subordinated interest and the income allocated to us, which may be more or less than the cash we receive from the SPV, and none of the SPV’s liabilities will be reflected as our liabilities. If the assets of the SPV are not consolidated with our assets and liabilities, then the leverage incurred by such SPV may or may not be treated as borrowings by us for purposes of the requirement that we not issue senior securities in an amount in excess of our net assets.

We may also engage in transactions utilizing SPVs and securitization techniques where the assets sold or contributed to the SPV remain on our balance sheet for accounting purposes. If, for example, we sell the assets to the SPV with recourse or provide a guarantee or other credit support to the SPV, its assets will remain on our balance sheet. Consolidation would also generally result if we, in consultation with the SEC, determine that consolidation would result in a more accurate reflection of our assets, liabilities and results of operations. In these structures, the risks will be essentially the same as in other securitization transactions but the assets will remain our assets for purposes of the limitations described above and the leverage incurred by the SPV will be treated as borrowings incurred by us for purposes of our limitation on the issuance of senior securities.

The Adviser may have a conflict of interest with respect to potential securitizations in as much as securitizations that are not consolidated may reduce our assets for purposes of determining the Management Fee although in some circumstances the Adviser may be paid certain fees for managing the assets of the SPV so as to reduce or eliminate any potential bias against securitizations.

Class I [Member] | Cayman Islands SPV subsidiary risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cayman Islands SPV subsidiary risk.

We invest in a wholly-owned SPV subsidiary formed under the laws of the Cayman Islands. Such SPV is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SPV, respectively, are organized, could result in the inability of the Fund and/or the SPV to operate as described in this prospectus and could negatively affect the Fund and its Shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on certain entities. If Cayman Islands law changes such that the subsidiary would be required to pay Cayman Islands governmental authority taxes, Shareholders would likely suffer decreased investment returns. Because the SPV would generally be considered a controlled foreign corporation for U.S. federal income tax purposes, we would be treated as having received certain income of this subsidiary, even if such income is not distributed to us. The Fund complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the SPV. The SPV also complies with the provisions of the 1940 Act relating to affiliated transactions and custody (Section 17). See also “Material U.S. Federal Income Tax Considerations.”

Class I [Member] | To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent we securitize our assets, we may be subject to additional risks associated with Regulation AB.

We may securitize our assets to create incremental levered returns for our Shareholders. On December 15, 2004, the SEC approved the final regulations covering the registration, disclosure, communications, and reporting requirements for asset-backed securities, or Regulation AB, which became effective January 1, 2006. On August 27, 2014, the SEC adopted revisions to Regulation AB. Regulation AB contains disclosure requirements applicable to registered securitizations, including requirements to provide historical financial data with respect to either prior securitized pools of the same asset class or prior originations and information with respect to the background, experience and roles of the various transaction parties, including those involved in the origination, sale or servicing of the loans in the securitized pool. Moreover, annual assessments of compliance with servicing criteria by servicers and attestation reports from an independent registered public accounting firm must be obtained with respect to securitized pools of loans.

In addition, compliance with Regulation AB may increase our cost of doing business as we are required to develop systems and procedures to ensure that we do not violate any aspect of these new requirements.

Class I [Member] | Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Finance Securities.

A portion of the Fund’s investments may consist of collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations, collateralized debt obligations or other asset-backed securities or similar instruments. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

Class I [Member] | CDO and CLO risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO risks.

Our Credit Investments may include CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such senior secured debt obligations and/or loans; (iv) the complex structure of the CDOs and/or CLOs and their interests may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (vi) investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies; (vii) the potential for interruption and deferral of cash flow to our investments in the equity and junior debt tranches of CDOs and/or CLOs; (viii) interests in CDOs and/or CLOs may be illiquid; (ix) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (x) we may invest with collateral managers that have no or limited performance or operating history; (xi) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect us; (xii) the loans underlying the CDOs and/or CLOS may be sold and replaced resulting in a loss to us;

(xiii) we may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiv) investments in equity and junior debt tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss. The foregoing risks are further described below.

Class I [Member] | Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be riskier and less transparent to us and our Shareholders than direct investments in the underlying companies.

Generally, there may be less information available to us regarding the underlying debt investments held by CDOs and/or CLOs than if we had invested directly in the debt of the underlying companies. As a result, our Shareholders will not know the details of the underlying securities of the CDOs and/or CLOs in which we will invest. Our investments in the equity and junior debt tranches of CDOs and/or CLOs will also be subject to the risk of leverage associated with the debt issued by such CDO and/or CLO and the repayment priority of senior debt holders in such CDOs and/or CLOs. Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.

Class I [Member] | CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDOs and CLOs typically will have no significant assets other than their underlying senior secured debt obligations; payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations.

CDOs and CLOs typically will have no significant underlying assets other than their underlying senior secured debt obligations and loans. Accordingly, payments on CDO or CLO investments are and will be payable solely from the cash flows from such senior secured debt obligations and loans, net of all management fees and other expenses. Payments to us as a holder of CDO and/or CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of senior secured debt obligations and/or loans may adversely impact returns.

Class I [Member] | CDO and CLO investments are exposed to leveraged credit risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO investments are exposed to leveraged credit risk.

We may be in a subordinated position with respect to realized losses on the senior secured debt obligations underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs. The leveraged nature of equity and junior debt tranches of CDOs and/or CLOs, in particular, magnifies the adverse impact of defaults. CDO and/or CLO investments represent a leveraged investment with respect to the underlying senior secured debt obligation and/or loan. Therefore, changes in the market value of the CDO and/or CLO investments could be greater than the change in the market value of the underlying senior secured debt obligations and/or loans, which are subject to credit, liquidity and interest rate risk.

Class I [Member] | There is the potential for interruption and deferral of cash flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is the potential for interruption and deferral of cash flow.

If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CDO and/or CLO (e.g., due to defaults), then cash flow that otherwise would have been available to pay the distribution on the CDO and/or CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured debt obligations, until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CDO and/or CLO investments, which would adversely impact our returns.

Class I [Member] | Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign CDOs and/or CLOs. Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we, and the CDOs and/or CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions. In addition, the underlying companies of the CDOs and/or CLOs in which we invest may be foreign, which may create greater exposure for us to foreign economic developments.

Although our investments are generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Class I [Member] | Investments in CDOs and/or CLOs may be illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be illiquid.

We may invest in CDOs and/or CLOs that are considered illiquid. CDOs and CLOs that are illiquid cannot be sold within seven days in the ordinary course of business at approximately the value used by us in determining our net asset value. We may not be able to readily dispose of such CDOs and/or CLOs at prices that approximate those at which we could sell such CDOs and/or CLOs if they were more widely-traded and, as a result of such illiquidity, we may have to sell other investments or engage in borrowing transactions to raise cash to meet our obligations. Limited liquidity can also affect the volatility and market price of CDOs and/or CLOs, thereby adversely affecting our net asset value and ability to make dividend distributions. CDOs and/or CLOs may not be readily marketable and may be subject to restrictions on resale. CDOs and/or CLOs are generally not listed on any U.S. national securities exchange and no active trading market may exist for the CDOs and/or CLOs in which we will invest. Although a secondary market may exist for our investments, the market for our investments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, these types of investments may be more difficult to value. In addition, we believe that ownership of CDOs and/or CLOs has generally been distributed across a wide range of holders, some of whom we believe may continue to face near- to intermediate-term liquidity issues. Further, we believe that larger institutional investors with sufficient resources to source, analyze and negotiate the purchase of these assets may refrain from purchases of the size that we are targeting, thereby reducing the prospective investor population, which would limit our ability to sell our CDOs and/or CLOs if we choose to or need to do so. We have no limitation on the amount of our assets which may be invested in CDOs and/or CLOs that are not readily marketable or are subject to restrictions on resale.

Class I [Member] | We may invest in assets with no or limited performance or operating history [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may invest in assets with no or limited performance or operating history.

We may invest in CDOs and/or CLOs with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve target returns. Consequently, our profitability, net asset value and share price could be adversely affected.

Class I [Member] | The payment of underlying collateral manager fees and other charges could adversely impact our returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The payment of underlying collateral manager fees and other charges could adversely impact our returns.

We may invest in CDOs and/or CLOs that are subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.

Class I [Member] | The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The inability of a CDO or CLO collateral manager to reinvest the proceeds of prepayments may adversely affect us.

There can be no assurance that, in relation to any CDO or CLO investment, in the event that any of the senior secured loans underlying such investment are prepaid, the CDO or CLO collateral manager will be able to reinvest such proceeds in new senior secured loans with equivalent investment returns. If the CDO or CLO collateral manager cannot reinvest in new senior secured loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.

Class I [Member] | CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CDO and CLO investments are subject to prepayments and calls, increasing re-investment risk.

CDO and CLO investments and/or the underlying senior secured debt obligations or loans may prepay more quickly than expected, which could have an adverse impact on our net asset value. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CDO or CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.

Furthermore, CDO and CLO investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the “non-call period”).

The exercise of the call option is by the relevant percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised.

Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay dividends.

Class I [Member] | We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will have limited control of the administration and amendment of senior secured debt obligations and/or loans owned by the CDOs and/or CLOs in which we invest.

We will not be able to directly enforce any rights and remedies in the event of a default of a senior secured debt obligation or loan held by a CDO or CLO vehicle. In addition, the terms and conditions of the senior secured debt obligations or loans underlying our investments in the equity and junior debt tranches of CDOs and/or CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from senior secured loans could be modified, amended or waived in a manner contrary to our preferences.

Class I [Member] | We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will have limited control of the administration and amendment of any CDO and/or CLO in which we invest.

The terms and conditions of a CDO and/or CLO investments may be amended, modified or waived only by the agreement of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. Generally, any such agreement must include a majority or a super majority (measured by outstanding amounts) or, in certain circumstances, a unanimous vote of the holders of the underlying senior notes and/or the junior secured notes and/or the equity tranche. Consequently, the terms and conditions of the payment obligations arising from the CDOs and/or CLOs in which we invest could be modified, amended or waived in a manner contrary to our preferences.

Class I [Member] | Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior secured debt obligations and/or loans of CDOs and/or CLOs may be sold and replaced resulting in a loss to us.

The senior secured debt obligations and/or loans underlying our CDO and/or CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CDO and/or CLO indenture and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CDO and/or CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the equity tranche would be increased by the leveraged nature of the investment.

Class I [Member] | Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in CDOs and/or CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

CDOs and/or CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CDOs and/or CLOs that are PFICs), we may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC.

If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CDO and/or CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

Class I [Member] | Investment Related Risks Accounts Receivables [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT RELATED RISKS – ACCOUNTS RECEIVABLES:

The Fund may invest in Credit Investments secured by receivables, such as credit card receivables and automobile receivables. The Fund may invest directly in these investments. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase. In addition, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. In recent years, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. As a result of these events, the value of securities backed by receivables from the sale or lease of automobiles may be adversely affected.

Class I [Member] | Investment Related Risks Second Lien Or Other Subordinated Mezzanine Or Unsecured Loans Or Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT RELATED RISKS – SECOND LIEN OR OTHER SUBORDINATED (MEZZANINE) OR UNSECURED LOANS OR DEBT:

The Fund may invest in Credit Investments secured by mezzanine or unsecured loans/debt. The Fund may also invest directly in these instruments. Second lien or other subordinated (mezzanine) or unsecured loans or debt generally are subject to similar risks as those associated with investments in senior loans. In addition, because second lien or other subordinated (mezzanine) or unsecured loans or debt are subordinated in payment and/or lower in lien priority to senior loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, may have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and subordinated loans or debt, both secured and unsecured, which would create greater credit risk exposure. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

Class I [Member] | We may be exposed to additional risks associated with derivative investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to additional risks associated with derivative investments.

We may engage in derivative transactions in which we may purchase and sell a variety of derivative instruments, including taking long and short positions in exchange-listed and over-the-counter futures, forwards, swaps and similar instruments, credit transactions and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments.

Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The use of derivatives for other than hedging purposes may be considered a speculative trading practice, and involves greater risks than are involved in hedging. The Fund’s derivatives strategy may not be successful and could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). More detail on particular derivatives that may be utilized is discussed below.

Swaps are derivatives, whereby in a typical swap transaction, two parties agree to exchange an amount equal to the return, based upon an agreed-upon notional value, earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

The SEC recently adopted rules limiting funds’ leverage risk based on value-at-risk (“VaR”) and generally limiting the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, these rules may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions, which may affect the Fund’s ability to achieve its investment objective or make to more costly to do so.

Class I [Member] | Risks of Investing in Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Real Estate.

The Fund may make debt and other investments related to real estate. A number of factors may prevent the Fund from generating sufficient net cash flow from real estate investments or may adversely affect the value of the real estate investments, or both, resulting in less cash available for distribution, or a loss, to the Fund. Key factors include:

●	national economic conditions;

●	regional and local economic conditions (which may be adversely impacted by plant closings, business layoffs, industry slow-downs, weather conditions, natural disasters, and other factors);

●	local real estate conditions (such as over-supply of or insufficient demand for office space);

●	changing demographics;

●	perceptions by prospective tenants of the convenience, services, safety, and attractiveness of a property;

●	the ability of property managers to provide capable management and adequate maintenance;

●	the quality of a property’s construction and design;

●	increases in costs of maintenance, insurance, and operations (including energy costs and real estate taxes);

●	changes in applicable laws or regulations (including tax laws, zoning laws, or building codes);

●	potential environmental and other legal liabilities;

●	the level of financing used and increases in interest rate levels on such financings, both of which may increase the risk of loss to the Fund;

●	the availability and cost of refinancing;

●	the ability to find suitable tenants for a property and to replace any departing tenants with new tenants;

●	potential instability, default or bankruptcy of tenants in the properties owned by the Fund; and

●	the relative illiquidity of real estate investments in general, which may make it difficult to sell a property at an attractive price within a reasonable time frame.

Class I [Member] | General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Commercial or Residential Real Estate Debt; Non-Performing Loans.

The Fund may invest in commercial or residential real estate loans and debt securities (including, but not limited to, investments in subordinate debt, such as mezzanine debt, b-notes, preferred equity and first mortgage loans, such as higher loan-to-value senior loans and bridge loans). The Fund may hold direct or indirect interests in performing or non-performing real estate Credit Investments. Non-performing real estate Credit Investments may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loan and/or purchasing senior loans. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made. In addition, certain privately offered commercial real estate Credit Investments carry risks of illiquidity and lack of control. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process will vary from jurisdiction to jurisdiction and can be lengthy and expensive. Issuers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. During the foreclosure proceedings, an issuer may have the ability to file for bankruptcy or its equivalent, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property. If this were to occur, the Fund may be negatively impacted. Similar risks relate to foreclosure of mezzanine debt and the exercising of remedies in connection with such debt.

Class I [Member] | Other Risks Associated With Real Estate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Associated with Real Estate Loans.

Commercial Mortgage Loans. The Fund may invest in commercial mortgage Credit Investments. The value of the Fund’s commercial mortgage Credit Investments will be influenced by the historical rate of delinquencies and defaults experienced on the commercial mortgage Credit Investments and by the severity of loss incurred as a result of such defaults. The factors influencing delinquencies, defaults, and loss severity include: (i) economic and real estate market conditions by industry sectors (e.g., multi-family, retail, office, and hospitality); (ii) the terms and structure of the mortgage Credit Investments; and (iii) any specific limits to legal and financial recourse upon a default under the terms of such Credit Investments.

Commercial mortgage loans are generally viewed as exposing a lender to a greater risk of loss through delinquency and foreclosure than lending on the security of single-family residences. The ability of a borrower to repay a loan secured by income-producing property typically is dependent primarily upon the successful operation and operating income of such property (i.e., the ability of tenants to make lease payments, the ability of a property to attract and retain tenants, and the ability of the owner to maintain the property, minimize operating expenses, and comply with applicable zoning and other laws) rather than upon the existence of independent income or assets of the borrower. Most commercial mortgage loans provide recourse only to specific assets, such as the property, and not against the borrower’s other assets or personal guarantees.

Commercial mortgage loans generally do not fully amortize, which can necessitate a sale of the property or refinancing of the remaining “balloon” amount at or prior to maturity of the mortgage loan. Accordingly, investors in commercial mortgage loans bear the risk that the borrower will be unable to refinance or otherwise repay the mortgage at maturity, thereby increasing the likelihood of a default on the borrower’s obligation. Exercise of foreclosure and other remedies may involve lengthy delays and additional legal and other related expenses on top of potentially declining property values. In certain circumstances, the creditors may also become liable upon taking title to an asset for environmental or structural damage existing at the property.

Residential Mortgage Loans. The default rate for residential mortgage loans may continue to increase due in large part to borrowers’ inability or unwillingness to carry the mortgage loan on a current basis, increased mortgage loan carrying costs resulting from resets of adjustable rate mortgages and increases in taxes and insurance, the inability of borrowers to refinance mortgage loans and general factors that reduce the ability of the borrower to pay its mortgage loan obligations, including loss of employment, increased cost of living and unexpected significant bills such as healthcare-related expenses. Lenders may exercise their foreclosure rights which will further decrease the value of the residential real estate as foreclosure sales are often at lower prices than sales in the ordinary course. Such conditions could further decrease the value of the residential real estate. The Fund could face increased default rates on sub-performing and non-performing mortgage loans to which it has direct or indirect economic exposure, including loans that were modified with the expectation that they would be re-performing loans.

Class I [Member] | Real Estate Investment Trusts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Trusts Risk.

Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Class I [Member] | Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk.

Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. Reverse repurchase agreements are subject to the leverage restrictions discussed above with respect to the use of derivatives.

Class I [Member] | Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.

We may invest in foreign issuers/obligations which expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Although our investments are expected to be generally U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk, or that if we do, such strategies will be effective.

Class I [Member] | Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Securities Risk.

Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks associated with investment in foreign securities. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Class I [Member] | We may invest in equity securities, which may be more volatile than other investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may invest in equity securities, which may be more volatile than other investments.

The value of a particular equity security in which we may invest may decrease. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. Equity securities tend to be more volatile than bonds and money market instruments. In the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks may increase fluctuations in the Fund’s NAV.

Class I [Member] | Risks of Shorting Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Shorting Equity Securities.

In seeking to achieve the Fund’s objective, the Fund may, from time to time (and not as a part of its principal strategy), effect short sales of equity securities. To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in equity securities sold short are more risky than long positions (purchases) in equity securities because there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the equity security sold short and the equity securities being hedged. Any short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may result in increased transaction costs to the Fund. Any short selling could subject the Fund to increased leverage risk. See “Use of Leverage.”

Class I [Member] | We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be exposed to additional risks to the extent we invest in senior loans, including corporate loans.

There is less readily available and reliable information about most senior loans than is the case for many other types of instruments, including listed securities. Senior loans are not listed on any national securities exchange or automated quotation system and as such, many senior loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain senior loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for senior loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund’s NAV and difficulty in valuing the Fund’s portfolio of senior loans.

Senior loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a senior loan will result in a reduction of income to the Fund, a reduction in the value of the senior loan and a potential decrease in the Fund’s NAV. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. The Adviser relies primarily on its own evaluation of borrower credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

Class I [Member] | Investing in private companies/issuers involves a high degree of risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in private companies/issuers involves a high degree of risk.

Our investment portfolio may consist of, among other things, loans to, and investments in, private companies or issuers. Investments in private ventures, vehicles or businesses involve a high degree of business and financial risk, which can result in substantial losses and, accordingly, should be considered speculative. There is generally very little publicly available information about these issuers, and we rely significantly on the due diligence of the members of the investment team to obtain information in connection with our investment decisions. It is thus difficult, and often impossible, to protect the Fund from the risk of fraud, misrepresentation or poor judgment by these issuers.

Class I [Member] | ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk.

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Class I [Member] | Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk.

The Fund may also, subject to applicable regulatory limits, invest in securities of other open- or closed-end investment companies (including ETFs and Business Development Companies (“BDCs”)) that invest primarily in the types of securities in which the Fund may invest directly. The market value of the shares of other investment companies may differ from their NAV. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Shareholders will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments.

The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Class I [Member] | Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk.

The Fund may also invest in preferred stock. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Class I [Member] | Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk.

The Fund may also invest in convertible securities. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Class I [Member] | Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk.

The Fund may also invest in warrants and rights. Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include convertible securities risk, counterparty risk, credit risk and market risk.

Class I [Member] | Our investments in restricted instruments may expose us to additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our investments in restricted instruments may expose us to additional risks.

Investments in restricted instruments, including Credit Investments and securities that have not been registered under the Securities Act and are subject to restrictions on resale, could have the effect of increasing the amount of our assets invested in illiquid investments if eligible investors are unwilling to purchase these instruments. Restricted instruments may be difficult to dispose of at the price at which we value the instruments and at the times when we believe it is desirable to do so. The market price of illiquid and restricted instruments generally is more volatile than that of more liquid instruments, which may adversely affect the price that we recover upon the sale of such instruments. Illiquid and restricted instruments are also more difficult to value, especially in challenging markets. Investment of our assets in illiquid and restricted instruments may restrict our ability to take advantage of market opportunities. The risks associated with illiquid and restricted instruments may be particularly acute in situations in which our operations require cash (such as in connection with share repurchases) and could result in us borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted instruments. In order to dispose of an unregistered instrument, we, where we have contractual rights to do so, may have to cause such instrument to be registered. A considerable period may elapse between the time the decision is made to sell the instrument and the time the instrument is registered, therefore enabling us to sell it. Contractual restrictions on the resale of instruments vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the instruments. In either case, we would bear market risks during that period.

Class I [Member] | Obligations Issued or Guaranteed by US Government Agencies or Instrumentalities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities.

The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth. There can be no guarantee that this arrangement will remain in place.

Class I [Member] | US Treasury Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Treasury Obligations.

The Fund may also invest in U.S. Treasury obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of the Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of the Fund’s Treasury obligations to decline.

Class I [Member] | Foreign Government Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Government Obligations.

The Fund may also invest in foreign government obligations issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A foreign government’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the foreign government’s policy toward international lenders, and the political constraints to which such government may be subject. In addition, there may be no legal recourse against a foreign government in the event of a default.

The risks typically associated with foreign government obligations include credit risk, the risks associated with investments in foreign securities and market risk.

Class I [Member] | Money Market Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Funds Risk.

The Fund may also invest cash in, or hold as collateral for certain investments, shares of registered money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.

Class I [Member] | Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deferred Interest, Pay-in-Kind or Zero Coupon Bonds/Notes Risk.

The Fund may invest in deferred interest, pay-in-kind or zero coupon bonds/notes. Investments in zero-coupon and payment-in-kind securities are subject to certain risks, including that market prices of zero-coupon and payment-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon securities bear no interest, their prices are especially volatile. And because zero-coupon bondholders do not receive interest payments, the prices of zero-coupon securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon and payment-in-kind securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a RIC and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its Shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities. The payment deferral associated with such instruments may, in certain instances, introduce a significantly higher credit risk than current coupon paying bonds/notes. Since these instruments require judgment about the collectability of the deferred payments versus the value of any associated collateral, this may introduce additional unreliability in their valuations. The higher yields and interest rates on deferred interest, pay-in-kind and zero coupon bonds/notes may reflect the payment deferral and increased credit risk associated with such instruments. In addition, under certain circumstances, the deferral of interest on these securities may also reduce the loan-to-value ratio at a compounding rate.

Class I [Member] | Commercial Paper [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Paper.

The Fund may also invest in commercial paper. Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. The risks typically associated with commercial paper include credit risk and liquidity risk. These instruments are generally unsecured, which increases the credit risk associated with this type of investment.

Class I [Member] | Coronavirus (COVID-19) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Coronavirus (COVID-19) Risk.

The pandemic caused by the coronavirus disease (COVID-19) and its variants has resulted in, and may continue to result in significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. These actions caused and continue to cause the disruption of manufacturing supply chains and consumer demand in certain economic sectors, resulting in significant disruptions in local and global economies. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties present unknowns that are yet to unfold. The impacts, as well as uncertainty over the impacts to come, of COVID-19 and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future, could negatively affect global economies and markets in ways that cannot necessarily be foreseen.

Fund performance may be negatively impacted by the continued economic impact of the COVID-19 pandemic. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and generally. The Fund may be particularly impacted due to its potential investment exposures in various countries. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund. Overall, the impacts, including the uncertainty over impacts to come, of COVID-19 may adversely affect the performance of the Fund.

Class I [Member] | Russia’s Invasion of Ukraine [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russia’s Invasion of Ukraine.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Class I [Member] | Use of leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of leverage risk.

Any leverage utilized by the Fund will have seniority over our Shares and may be secured by the assets of the Fund. The use of leverage by the Fund can magnify the effect of any losses. Drops in asset values may magnify losses or totally eliminate the Fund’s equity in a leveraged investment. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, our Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on our Shares will be less than if leverage had not been used. Leverage involves risks and special considerations for Shareholders including:

●	the likelihood of greater volatility of NAV (and market price) of our Shares than a comparable portfolio without leverage;

●

the risk that fluctuations in interest rates on leverage, including Borrowings (defined below), that we may pay will reduce the return to Shareholders or will result in fluctuations in the dividends paid on our Shares; and

●

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of our Shares than if we were not leveraged (which may result in a greater decline in the market price of our shares).

There can be no assurances that a leveraging strategy will be successful. We may continue to use leverage if the benefits to the Shareholders of maintaining the leveraged position are believed by the Board to outweigh any current reduced return.

Class I [Member] | Our ability to raise additional capital may be limited [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our ability to raise additional capital may be limited.

We may in the future issue debt securities or preferred shares or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments to repay a portion of our indebtedness at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our Shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to Shares in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our Shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Shares or otherwise be in your best interest. The Fund does not expect to issue preferred shares within 12 months from the date of this prospectus.

If we raise additional funds by issuing more Shares, then the percentage ownership of our Shareholders at that time will decrease, and you may experience dilution.

Class I [Member] | We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our Shares.

Our investment objective is described in “Investment Objective, Strategies and Policies-Investment Philosophy and Process.” This investment objective may be changed by our Board if we provide our Shareholders with at least 60 days prior notice. In addition, our Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without Shareholder approval. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, performance or the value of our Shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our Shares are not traded on a national securities exchange, you will be limited in your ability to sell your Shares in response to any changes in our investment objective, policies, investment criteria or strategies.

Class I [Member] | The amount of any distributions we may make is uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The amount of any distributions we may make is uncertain.

Our distributions may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our public offering. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you for tax purposes.

We currently intend to declare and pay dividends/distributions of substantially all net investment income quarterly, but in no event less frequently than annually. We also intend to distribute substantially all net realized capital gains at least annually. We will pay these distributions to our Shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as an investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of our Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as our Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our Shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your tax basis in our Shares, which may result in you recognizing more gain (or less loss) when your Shares are sold. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.

Class I [Member] | An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid.

An investment in our Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, we have not listed our Shares for trading on any securities exchange, and we do not expect any secondary market to develop for our Shares unless they are traded on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although we will conduct quarterly repurchase offers of our shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that Shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “Periodic Repurchase Offers.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, shares will not be redeemable at an investor’s option (other than pursuant to our repurchase policy, as defined below). The NAV of our Shares may be volatile. As our Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly we perform. We are designed for long-term investors and not as a trading vehicle. Moreover, our Shares will not be eligible for “short sale” transactions or other directional hedging products.

Our investments are subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing us from selling such illiquid investments at an advantageous time or price, or possibly requiring us to dispose of other investments at unfavorable times or prices in order to satisfy our obligations.

Class I [Member] | We rely upon our Adviser and key personnel to manage the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We rely upon our Adviser and key personnel to manage the Fund.

We are subject to management risk because we are an actively managed portfolio. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Adviser’s judgments about the attractiveness, value and potential appreciation of Credit Investments may prove to be incorrect. In addition, the implementation of our investment strategies depends upon the continued contributions of certain key employees of the Adviser, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on us during the transitional period that would be required for a successor to assume the responsibilities of the position.

Since we have no employees, we depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of our portfolio manager or certain other key professionals of the Adviser could have a material adverse effect on our ability to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, invest in, finance and monitor companies and investments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.

If the Advisory Agreement or other essential service provider agreement is terminated, it may adversely affect the quality of our investments and shareholder services. In addition, in the event such agreements are terminated, it may be difficult for us to replace our Adviser or other essential service provider.

Class I [Member] | We are subject to non-diversification risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to non-diversification risk.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. We intend to maintain our status as a RIC under Subchapter M of the Code, and thus we intend to satisfy the diversification requirements of Subchapter M.

Class I [Member] | An investment in our Shares should not be considered a complete investment program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in our Shares should not be considered a complete investment program.

The Fund is intended for investors seeking income over the long-term, and is not intended to be a short-term trading vehicle. An investment in our Shares should not be considered a complete investment program. Each investor should take into account our investment objective and other characteristics, as well as the investor’s other investments, when considering an investment in our Shares.

Class I [Member] | We are subject to affiliated party and co-investment restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We are subject to affiliated party and co-investment restrictions.

We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we will generally be prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

The Fund’s investment strategy contemplates that the Fund may invest capital in negotiated transactions that are sourced by the Adviser or its managing member, One William Street Capital Management, L.P. These transactions may include transactions that are privately negotiated and sourced on a proprietary basis. Because the Adviser may manage other investment funds whose mandates include participating in such transactions, such investments will need to be made on a co-investment basis. The 1940 Act imposes significant limits on co-investment with affiliates of the Adviser.

The Adviser has received an exemptive order from the SEC (the “Order”) granting funds managed by the Adviser or certain affiliates, the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. In certain situations, such as when there is an opportunity to invest in different securities of the same issuer, the personnel of the Adviser or its affiliates will need to decide which client will proceed with the investment. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds over time and in a manner that is consistent with applicable laws, rules and regulations. Moreover, except in certain circumstances, when relying on the Order, the Fund is unable to invest in any issuer in which one or more funds managed by the Adviser or its affiliates has previously invested.

Under the terms of the Order, the Fund has the opportunity to participate in co-investment opportunities that align with the Fund’s investment objective and strategies. When the Fund participates in a co-investment transaction, the personnel of the Adviser allocates a portion of the investment to the Fund based on the Fund’s investment objective and strategies, investment policies, investment positions, capital available for investment, and other pertinent factors. Any co-investment is made on equal footing with the funds managed by the Adviser or its affiliates, including identical terms, conditions, price, class of securities purchased, timing, and registration rights. In addition, a majority of the Independent Trustees generally must make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s investment objective and strategies. To the extent the Fund is able to make co-investments with the Adviser’s affiliates, these co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts.

The Fund may also invest alongside the Adviser’s and its affiliates’ other clients, including other entities they manage, which are referred to as affiliates’ other clients, in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations and guidance as well as the Adviser’s allocation policies. However, the Fund can offer no assurance that investment opportunities will be allocated to it fairly or equitably in the short-term or over time.

In situations where co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to the Fund by the SEC, the Adviser will need to decide which client or clients will proceed with the investment. Generally, the Fund will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, the Fund will not be permitted to participate. Moreover, except in certain circumstances, the Fund is unable to invest in any issuer in which an affiliates’ other client holds a controlling interest. These restrictions may limit the scope of investment opportunities that would otherwise be available to the Fund.

Class I [Member] | Our repurchase policy may subject us to additional risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our repurchase policy may subject us to additional risks.

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, our net assets. To the extent that additional Shares are not sold, a reduction in our net assets may increase our expense ratio (subject to the Adviser’s reimbursement of expenses) and limit our investment opportunities.

If a repurchase offer is oversubscribed by Shareholders, we will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

We may find it necessary to hold a portion of our net assets in cash or other liquid assets, sell a portion of our portfolio investments or borrow money in order to finance any repurchases of our Shares. We may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with our investments, which could potentially limit our ability to generate income. We also may be required to sell our more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase our expenses. Although most, if not all, of our investments are expected to be illiquid and the secondary market for such investments is likely to be limited, we believe we would be able to find willing purchasers of our investments if such sales were ever necessary to supplement cash generated by payments received in connection with our investments. However, we may be required to sell such investments during times and at prices when we otherwise would not, which may cause us to lose money. We may also borrow money in order to meet our repurchase obligations. There can be no assurance that we will be able to obtain financing for our repurchase offers. If we borrow to finance repurchases, interest on any such borrowings may negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing our expenses (subject to the Adviser’s reimbursement of expenses, if any) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit our ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide us with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to us as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “Periodic Repurchase Offers” below for additional information on, and the risks associated with, our repurchase policy.

Class I [Member] | The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser receives an asset-based management fee, even if the Fund is not at all times fully invested.

Since the management fee paid to the Adviser is based on gross assets of the Fund, the Adviser’s management fee will take into account cash, and cash equivalents and all other assets held by the Fund, even if the Fund is not at all times fully invested.

Class I [Member] | Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Adviser and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our Shareholders.

Our Adviser and its affiliates receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to offerings of shares or senior securities by us, which allows the Adviser to earn increased management fees. In addition, if we decide to utilize leverage, it will increase our assets and, as a result, will increase the amount of management fees payable to our Adviser. Moreover, as the management fee is charged on gross assets (without deduction of liabilities) of the Fund, the Adviser has an incentive to cause the Fund to incur leverage.

Class I [Member] | This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.

This offering is being made on a best efforts basis, whereby the underwriter participating in the offering is only required to use its best efforts to sell our Shares and has no firm commitment or obligation to purchase any of our Shares. If we are not able to raise additional funds, the opportunity to make a broad range of investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base.

Class I [Member] | We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.

Delays in investing the net proceeds of our offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of our offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Class I [Member] | Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Risk.

Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. The Fund’s expense limitation agreement (the “ELA”) mitigates this risk. However, there is no assurance that the Adviser will renew the ELA beyond its current term. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus.

Class I [Member] | We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will be subject to Fund-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.

To maintain status as a RIC under the Code, we must meet annual distribution, income source and asset diversification requirements. See “Material U.S. Federal Income Tax Considerations.”

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The annual distribution requirement for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. We are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax.

●	The income source requirement will be satisfied if we obtain at least 90% of our income for each year from dividends, interest, gains from the sale of shares or securities or similar sources.

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The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of our assets and more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If, for any taxable year, we do not qualify as a RIC for U.S. federal income tax purposes, we would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to our Shareholders would not be deductible by us in computing our taxable income for U.S. federal income tax purposes. As a result of such taxes, NAV per Share and amounts distributed to Shareholders may be substantially reduced. Also, in such event, our distributions, to the extent derived from our current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate Shareholders, and non-corporate Shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, we might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would negatively impact our returns. In such event, our Board may determine to reorganize or close the Fund or materially change our investment objective and strategies. See “Material U.S. Federal Income Tax Considerations.”

Class I [Member] | We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with pay-in-kind interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash, including as a result of any investments in PFICs or CFCs and the election we may make to have our investments taxed on a mark-to-market basis under Section 475(f) of the Code. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to Fund-level income tax. If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. See “Material U.S. Federal Income Tax Considerations-Taxation as a RIC.”

Class I [Member] | Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.

Our Adviser and/or its partners and professionals (collectively, the “Adviser”) serve or may serve as officers, partners, members, employees, trustees, managers and advisers or principals of entities, including private funds managed by the Adviser, that operate in the same or a related line of business as we do. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our Shareholders. Our investment objective may overlap with the investment objectives of such investment companies, funds, accounts or other investment vehicles. For example, we rely on our Adviser to manage our day-to-day activities and to implement our investment strategy. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which may be related or unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.

Class I [Member] | Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover.

A change in the securities held by the Fund is known as “portfolio turnover.” If the Fund realizes capital gains when it sells investments, it generally must pay those gains to Shareholders, increasing its taxable distributions, including distributions of short-term capital gain, which are taxable as ordinary income to Shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Class I [Member] | Temporary Defensive and Interim Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive and Interim Investments.

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with its principal investment strategies. Generally, the Fund would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

[1]	In connection with initial and additional investments, investors in Class A-1, A-2 and A-3 Shares may be charged a sales load of up to 3.00% in connection with their purchases of shares. Class ADV Shares are not subject to a sales load. Please see “Plan of Distribution” for more information.
[2]	Amounts shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.
[3]	Our Management Fee under the Advisory Agreement will be calculated at an annual rate of 1.50% of the daily gross assets of the Fund. “Gross Assets” means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining “gross assets” in the calculation of management fees. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of net assets, rather than gross assets. Because the Management Fee is based on the Fund’s daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to the Adviser. For the one-year period beginning on March 1, 2023, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The table above and example below reflect the Management Fee as an annual rate of 1.50% of the daily gross assets of the Fund.
[4]	The Fund may borrow funds to make investments. To the extent that the Fund determines it is appropriate to borrow funds for investments, the costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s experience in implementing the investment strategy for the current fiscal year. However, the actual amount may vary depending on a variety of factors, including market conditions.
[5]	Class A-1, A-2 and A-3 Shares of the Fund are subject to ongoing Distribution Fees and Shareholder Servicing Fees that may be used to compensate Intermediaries for selling shares of the Fund, and providing, or arranging for the provision of, Shareholder Services as well as for ongoing distribution and/or marketing services to the Fund. Class ADV Shares are not subject to ongoing Distribution Fees, but are subject to ongoing Shareholder Servicing Fees.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies or private funds. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Indirect costs/expenses of any Fund investments in REITs are not included in Acquired Fund Fees and Expenses.
[7]	Based on estimated amounts for the current fiscal year.
[8]	“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, offering expenses, administration fees, transfer agency fees, legal fees, the independent auditor’s fees, printing costs and fees payable to the Independent Trustees.
[9]	“Total Gross Annual Expenses” include all of the fees and expenses of any subsidiary or special purpose vehicle consolidated with the Fund in accordance with Generally Accepted Accounting Principles (“GAAP”) in the Unites States.
[10]	The Adviser has agreed, pursuant to the ELA, to waive the fees payable to it under the Advisory Agreement or to pay or absorb ordinary operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”) solely to the extent necessary to limit the Other Expenses of the Fund, as allocated to each class, and as shown in the Table less the Exclusions to 0.50% of the gross assets as allocated to each class of Shares of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the ELA, the Adviser is not permitted to recoup such expenses beyond three years from the date on which the Adviser reduced a fee or reimbursed an expense. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus. For the one-year period beginning on March 1, 2023, the Adviser has also voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets, as indicated in Note 4.
[11]	A CDSC of 1.50% will be assessed on Class A-2 Shares purchased without a sales load if they are repurchased before the first day of the month of the one-year anniversary of the purchase.
[12]	Amounts shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). There can be no assurance that the Fund will achieve its estimated net asset level. Actual expenses will depend principally on the Fund’s level of net assets, which will be affected by the number of Shares the Fund sells in this offering.
[13]	Our Management Fee under the Advisory Agreement will be calculated at an annual rate of 1.50% of the daily gross assets of the Fund. “Gross Assets” means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining “gross assets” in the calculation of management fees. The management fee shown in the table above is higher than the contractual rate because the management fee in the table is required to be calculated as a percentage of net assets, rather than gross assets. Because the Management Fee is based on the Fund’s daily gross assets, the Fund’s use of leverage, if any, will increase the Management Fee paid to the Adviser. For the one-year period beginning on March 1, 2023, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The table above and example below reflect the Management Fee as an annual rate of 1.50% of the daily gross assets of the Fund.
[14]	The Fund may borrow funds to make investments. To the extent that the Fund determines it is appropriate to borrow funds for investments, the costs associated with such borrowing will be borne by shareholders through their ownership of Fund Shares. The interest expense shown in the table is an estimate based on the Adviser’s experience in implementing the investment strategy for the current fiscal year. However, the actual amount may vary depending on a variety of factors, including market conditions.
[15]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies or private funds. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Indirect costs/expenses of any Fund investments in REITs are not included in Acquired Fund Fees and Expenses.
[16]	Based on estimated amounts for the current fiscal year.
[17]	“Other Expenses” shown in the table reflect estimated average net assets during the Fund’s current fiscal year (based on the Fund’s net assets as of October 31, 2022). Other expenses include, among other things, administration fees, transfer and sub-transfer agency fees, legal fees, fees for services provided by our independent accounting firm, printing costs and fees payable to the Independent Trustees.
[18]	“Total Gross Annual Expenses” include all of the fees and expenses of any subsidiary or special purpose vehicle consolidated with the Fund in accordance with Generally Accepted Accounting Principles (“GAAP”) in the Unites States.
[19]	The Adviser has agreed, pursuant to an expense limitation agreement (the “ELA”), to waive the fees payable to it under the Advisory Agreement or to pay or absorb ordinary operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”) solely to the extent necessary to limit the Other Expenses of the Fund as shown in the Table less the Exclusions to .50% of the gross assets as allocated to each class of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the ELA, the Adviser is not permitted to recoup such expenses beyond three years from date on which the Adviser reduced a fee or reimbursed an expense. The ELA will remain in effect through March 1, 2024, unless sooner terminated at the sole discretion of the Board, but in no case will the ELA be terminated prior to one year from the date of this Prospectus. For the one-year period beginning on March 1, 2023, the Adviser has also voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets, as indicated in Note 2.